---------------------
 ANNUAL
---------------------
 REPORT
---------------------

Balanced Fund

Equity Value Fund

Growth and Income Fund

Small Cap Fund

INSTITUTIONAL CLASS

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS

  Balanced Fund                                                                1

  Equity Value Fund                                                            5

  Growth and Income Fund                                                       9

  Small Cap Fund                                                              13

PORTFOLIOS OF INVESTMENTS

  Balanced Fund                                                               16

  Equity Value Fund                                                           22

  Growth and Income Fund                                                      27

  Master Investment Trust Small Cap Master Portfolio                          33

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         40

  Statements of Operations                                                    42

  Statements of Changes in Net Assets                                         44

  Financial Highlights                                                        46

  Notes to Financial Statements                                               52

  Independent Auditors' Report                                                63

  Proxy Voting Results                                                        64

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         65

  Statement of Operations                                                     66

  Statement of Changes in Net Assets                                          67

  Notes to Financial Statements                                               68

  Independent Auditors' Report                                                71

LIST OF ABBREVIATIONS                                                         72
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
                                                                               i
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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

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---------------------

                                                                   BALANCED FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 6.89% for Institutional Class shares. The one year total return from October 1, 1995 to September 30, 1996 was 10.80%.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996. The year-to-date return for the Lehman Brothers 20-year U.S. Treasury Bond Index was down 6.23% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The allocation for the Fund's portfolio at the end of the September was 62% in equities, with the balance in intermediate bonds and only a small portion in cash. Under normal market conditions, the permitted range of equity investment is a minimum of 30% of the Fund's assets with a maximum of 70%.

The Fund benefited from the overall growth in the equity market which continued the rally of 1995 at a slower pace. Corporate earnings growth, the flow of money into the equities market and slowed inflation all helped fuel the gain. As 1996 progressed, however, inflation concerns were revived by a U.S. economy some felt was too strong and the outlook regarding corporate earnings grew less certain. In July, these factors combined to trigger one of the biggest market corrections in recent years.

The fixed-income markets have not enjoyed the robust returns earned last year. Hope for continued Federal Reserve easing of interest rates was quickly replaced by fears of Fed tightening. While no increase was forthcoming, speculation that a rate hike was coming was enough to depress the market, particularly for longer-term bonds. By the end of the third quarter, some of the early losses were recovered.

STRATEGIC COMMENT:

Thus far this year, the Fund has shied away from more volatile growth stocks in favor of large companies with solid earnings. Over the course of the previous quarter we trimmed back the stock position by eliminating some smaller capitalization issues in economically sensitive industries. Many of these stocks were affected by the July correction and rebounded slowly. The Fund favored more defensive positions in larger financial and technology stocks such as Bankers Trust, IBM and Seagate Technology. These stocks performed well.

The Fund's fixed-income portfolio is conservatively positioned. The emphasis is currently on mortgage-backed and yield-advantaged corporate bonds with a short to intermediate weighted maturity and less interest rate sensitivity. The third quarter of 1996 was a better period for bonds than the first half of the year, although concerns that the economy is growing too quickly and that interest rates will rise are still with us.

                                                           ---------------------

BALANCED FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/96

                                                                           SINCE
                                       1 YEAR      3 YEAR      5 YEAR      INCEPTION
-----------------------------------------------------------------------------------------
Average Annual Total Returns           10.80%      7.83%       10.38%      10.63%
-----------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Balanced Fund is the successor to the Pacifica Balanced Fund (7/90 to 9/96). Historical performance has been calculated using returns produced by this predecessor Fund for the applicable period. Institutional Class performance reflects Pacifica Fund Institutional Class performance.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
2

                                                                   BALANCED FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           LEHMAN BROTHERS GOVT/CORP BOND      STAGECOACH BALANCED FUND INSTITUTIONAL CLASS
            S 500 INDEX                 INDEX                                     SHARES
Inception       $10,000                              $10,000                                          $10,000
Jul-90           $9,968                              $10,124                                          $10,040
Aug-90           $9,067                               $9,977                                           $9,660
Sep-90           $8,626                              $10,060                                           $9,500
Oct-90           $8,589                              $10,193                                           $9,501
Nov-90           $9,144                              $10,415                                           $9,916
Dec-90           $9,399                              $10,572                                          $10,145
Jan-91           $9,808                              $10,691                                          $10,382
Feb-91          $10,510                              $10,783                                          $10,783
Mar-91          $10,764                              $10,857                                          $10,969
Apr-91          $10,790                              $10,982                                          $10,948
May-91          $11,255                              $11,032                                          $11,177
Jun-91          $10,740                              $11,020                                          $10,875
Jul-91          $11,240                              $11,158                                          $11,201
Aug-91          $11,506                              $11,415                                          $11,453
Sep-91          $11,314                              $11,653                                          $11,474
Oct-91          $11,466                              $11,757                                          $11,591
Nov-91          $11,004                              $11,874                                          $11,230
Dec-91          $12,262                              $12,275                                          $12,024
Jan-92          $12,034                              $12,093                                          $12,079
Feb-92          $12,190                              $12,157                                          $12,253
Mar-92          $11,953                              $12,090                                          $12,111
Apr-92          $12,304                              $12,163                                          $12,341
May-92          $12,364                              $12,399                                          $12,308
Jun-92          $12,180                              $12,580                                          $12,211
Jul-92          $12,678                              $12,902                                          $12,555
Aug-92          $12,418                              $13,017                                          $12,322
Sep-92          $12,564                              $13,195                                          $12,511
Oct-92          $12,607                              $12,993                                          $12,533
Nov-92          $13,037                              $12,981                                          $12,847
Dec-92          $13,197                              $13,205                                          $13,082
Jan-93          $13,307                              $13,493                                          $13,461
Feb-93          $13,488                              $13,773                                          $13,679
Mar-93          $13,773                              $13,820                                          $14,036
Apr-93          $13,440                              $13,926                                          $13,932
May-93          $13,800                              $13,919                                          $14,187
Jun-93          $13,840                              $14,235                                          $14,407
Jul-93          $13,784                              $14,327                                          $14,524
Aug-93          $14,307                              $14,656                                          $15,016
Sep-93          $14,198                              $14,707                                          $14,992
Oct-93          $14,491                              $14,768                                          $15,193
Nov-93          $14,353                              $14,601                                          $15,110
Dec-93          $14,527                              $14,665                                          $15,530
Jan-94          $15,021                              $14,885                                          $16,002
Feb-94          $14,613                              $14,560                                          $15,772
Mar-94          $13,976                              $14,204                                          $15,178
Apr-94          $14,155                              $14,086                                          $15,127
May-94          $14,387                              $14,059                                          $15,191
Jun-94          $14,035                              $14,027                                          $15,011
Jul-94          $14,496                              $14,307                                          $15,297
Aug-94          $15,090                              $14,313                                          $15,622
Sep-94          $14,721                              $14,148                                          $15,336
Oct-94          $15,052                              $14,133                                          $15,284
Nov-94          $14,504                              $14,107                                          $14,903
Dec-94          $14,719                              $14,201                                          $14,939
Jan-95          $15,100                              $14,473                                          $14,884
Feb-95          $15,688                              $14,809                                          $15,343
Mar-95          $16,150                              $14,908                                          $15,565
Apr-95          $16,625                              $15,115                                          $15,776
May-95          $17,289                              $15,749                                          $16,240
Jun-95          $17,690                              $15,875                                          $16,339
Jul-95          $18,276                              $15,813                                          $16,652
Aug-95          $18,322                              $16,015                                          $16,723
Sep-95          $19,095                              $16,179                                          $16,965
Oct-95          $19,026                              $16,416                                          $16,865
Nov-95          $19,861                              $16,687                                          $17,367
Dec-95          $20,243                              $16,933                                          $17,585
Jan-96          $20,932                              $17,038                                          $17,818
Feb-96          $21,126                              $16,676                                          $17,818
Mar-96          $21,329                              $16,536                                          $18,109
Apr-96          $21,643                              $16,422                                          $18,328
May-96          $22,199                              $16,394                                          $18,606
Jun-96          $22,283                              $16,614                                          $18,607
Jul-96          $21,298                              $16,652                                          $18,062
Aug-96          $21,748                              $16,611                                          $18,312
Sep-96          $22,970                              $16,710                                          $18,797

The accompanying chart compares the performance of the Stagecoach Balanced Fund Institutional Class shares since the inception of the predecessor Fund with the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Government Corporate Bond Index is an unmanaged index. Please note that the Fund is a professionally managed mutual fund. The indices presented here are not managed, do not incur expenses and are not available directly for investment. Had these indices incurred operating expenses, their performances would have been lower.

                                                           ---------------------

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---------------------
4

                                                               EQUITY VALUE FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 10.86% for Institutional Class shares. The one year total return from October 1, 1995 to September 30 1996 was 14.58%.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market has continued to show solid gains but it has also shown increased volatility, mixing strong months with flat months through the first half of 1996. In each case, uncertainty about inflation and corporate earnings drove the market. When the news was good -- when inflation seemed to be in check and corporate earnings met expectations -- stock prices rose. When the economy seemed too strong and inflationary pressures grew, or when earnings reports were disappointing, the market went into retreat. The stock market experienced a correction of nearly 10% in July, as measured by the S&P 500 Index, but bounced back to new highs by the end of September.

This volatility provided us with opportunities to practice our discipline -- purchasing inexpensive stocks with sound fundamentals and strong management teams. During the July correction, which affected technology stocks in particular, we took advantage of lower stock prices by selectively increasing our investment in the technology sector.

STRATEGIC COMMENT:

We continue to emphasize the financial sector where, despite concerns over interest rate volatility, our investments have provided relatively strong returns and still show attractive price-to-earnings ratios. Performance of the economically sensitive commodity and consumer stocks will most likely be lackluster until the economy shows signs of faster growth.

The outlook for the balance of this year is mixed; certain segments of the economy are operating near full capacity, while other signs point toward an eventual slowdown. We continue to look for stocks with attractive valuations where expected earnings growth is well above the rate expected for the overall market. Investments in such companies should continue to provide attractive returns with relatively low risk in this period of economic uncertainty.

We remain convinced that investors who purchase the stocks of undervalued companies with shareholder-oriented management will be rewarded.

                                                           ---------------------

EQUITY VALUE FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         14.58%      12.82%      14.48%      12.76%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Equity Value Fund is the successor to the Pacifica Equity Value Fund (7/90 to 9/96). Historical performance has been calculated using returns produced by this predecessor Fund for the applicable period. Institutional Class performance reflects Pacifica Fund Institutional Class performance.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
6

                                                               EQUITY VALUE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          STAGECOACH EQUITY VALUE FUND INSTITUTIONAL CLASS
            S 500 INDEX                        SHARES
Inception       $10,000                                             $10,000
Jul-90           $9,968                                              $9,950
Aug-90           $9,067                                              $8,870
Sep-90           $8,626                                              $8,480
Oct-90           $8,589                                              $8,390
Nov-90           $9,144                                              $8,994
Dec-90           $9,399                                              $9,306
Jan-91           $9,808                                              $9,581
Feb-91          $10,510                                             $10,190
Mar-91          $10,764                                             $10,485
Apr-91          $10,790                                             $10,373
May-91          $11,255                                             $10,699
Jun-91          $10,740                                             $10,188
Jul-91          $11,240                                             $10,630
Aug-91          $11,506                                             $10,886
Sep-91          $11,314                                             $10,773
Oct-91          $11,466                                             $10,846
Nov-91          $11,004                                             $10,186
Dec-91          $12,262                                             $11,241
Jan-92          $12,034                                             $11,400
Feb-92          $12,190                                             $11,611
Mar-92          $11,953                                             $11,463
Apr-92          $12,304                                             $11,739
May-92          $12,364                                             $11,601
Jun-92          $12,180                                             $11,379
Jul-92          $12,678                                             $11,720
Aug-92          $12,418                                             $11,325
Sep-92          $12,564                                             $11,507
Oct-92          $12,607                                             $11,647
Nov-92          $13,037                                             $12,151
Dec-92          $13,197                                             $12,426
Jan-93          $13,307                                             $12,890
Feb-93          $13,488                                             $13,100
Mar-93          $13,773                                             $13,609
Apr-93          $13,440                                             $13,387
May-93          $13,800                                             $13,831
Jun-93          $13,840                                             $13,997
Jul-93          $13,784                                             $14,153
Aug-93          $14,307                                             $14,811
Sep-93          $14,198                                             $14,755
Oct-93          $14,491                                             $15,002
Nov-93          $14,353                                             $14,957
Dec-93          $14,527                                             $15,634
Jan-94          $15,021                                             $16,305
Feb-94          $14,613                                             $16,141
Mar-94          $13,976                                             $15,438
Apr-94          $14,155                                             $15,501
May-94          $14,387                                             $15,654
Jun-94          $14,035                                             $15,330
Jul-94          $14,496                                             $15,662
Aug-94          $15,090                                             $16,160
Sep-94          $14,721                                             $15,860
Oct-94          $15,052                                             $15,771
Nov-94          $14,504                                             $15,206
Dec-94          $14,719                                             $15,367
Jan-95          $15,100                                             $15,202
Feb-95          $15,688                                             $15,792
Mar-95          $16,150                                             $16,204
Apr-95          $16,625                                             $16,646
May-95          $17,289                                             $17,157
Jun-95          $17,690                                             $17,268
Jul-95          $18,276                                             $17,976
Aug-95          $18,322                                             $18,045
Sep-95          $19,095                                             $18,490
Oct-95          $19,026                                             $18,100
Nov-95          $19,861                                             $18,908
Dec-95          $20,243                                             $19,112
Jan-96          $20,932                                             $19,476
Feb-96          $21,126                                             $19,724
Mar-96          $21,329                                             $20,264
Apr-96          $21,643                                             $20,689
May-96          $22,199                                             $21,011
Jun-96          $22,283                                             $20,836
Jul-96          $21,298                                             $19,895
Aug-96          $21,748                                             $20,380
Sep-96          $22,970                                             $21,186

The accompanying chart compares the performance of the Stagecoach Equity Value Fund Institutional Class shares since its inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
8

                                                          GROWTH AND INCOME FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 12.26% for Institutional Class shares. The one year total return from October 1, 1995 to September 30, 1996 was 14.47%.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market has been volatile throughout 1996, particularly in the third quarter which began with the largest market downturn in the last six years, as measured by the S&P 500 Index, then rebounded with consecutive strong months. Overall, the market, as measured by the S&P 500 Index, is up 13.50% for the year. There has been substantial variance in the returns from different economic sectors.

Consumer industries including such companies as Monsanto, Gillette, and Smithkline Beecham have performed well recently as consumer confidence and spending increased with the growing economy. JC Penney, Colgate Palmolive, and Baxter International were among the consumer stocks added to the portfolio recently. The energy sector also performed well as oil prices increased to the benefit of large integrated oil companies and oil service stocks. Technology stocks, which included Intel, Cisco Systems and Hewlett Packard, suffered during the month of July, but rebounded to new highs. The Fund's investment in the financial sector contributed to the Fund's recent underperformance as fear of rising interest rates drove down these rate-sensitive stocks. Nevertheless, significant earnings growth potential continues to exist in this sector, warranting continued patience.

STRATEGIC COMMENT:

We believe that the earnings related volatility experienced during the third quarter should not be repeated during the fourth quarter. However, our addition of steady growth consumer companies to the Fund's portfolio is meant to promote portfolio stability throughout the year. We believe that corporate earnings, in general, should meet or beat expectations. We expect the economy to continue modest, probably non-inflationary, growth. The potential for the Federal Reserve to increase the federal funds target rate appears to have declined. We continue to emphasize quality earnings growth companies where management has a significant stake in their stock's performance.

                                                           ---------------------

GROWTH AND INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         14.47%      14.35%      13.92%      14.29%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Growth and Income Fund commenced operations on January 1, 1992 as successor to the Select Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's date of inception was August 2, 1990. The performance figures shown include the performance of the predecessor Fund which had the same investment objectives and strategies. Certain of the investment restrictions of the Stagecoach Growth and Income Fund differ somewhat from those of the predecessor Fund.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
10

                                                          GROWTH AND INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            SC GROWTH & INCOME CLASS I
            S 500 INDEX               SHARES
Inception         10000                             10000
Aug-90             9096                             10080
Sep-90             8553                             10080
Oct-90             8617                             10130
Nov-90             9174                             10170
Dec-90             9429                             10290
Jan-91             9840                             10060
Feb-91            10543                             11080
Mar-91            10799                             11210
Apr-91            10824                             11250
May-91            11291                             11710
Jun-91            10774                             11140
Jul-91            11276                             11710
Aug-91            11543                             12000
Sep-91            11350                             11880
Oct-91            11503                             12090
Nov-91            11039                             11570
Dec-91            12032                             12840
Jan-92            12073                             12780
Feb-92            12229                             13020
Mar-92            11991                             12764
Apr-92            12343                             13106
May-92            12404                             13277
Jun-92            12219                             12960
Jul-92            12718                             13577
Aug-92            12458                             13314
Sep-92            12604                             13512
Oct-92            12648                             13766
Nov-92            13079                             14284
Dec-92            13239                             14566
Jan-93            13850                             14934
Feb-93            13532                             14619
Mar-93            13817                             14909
Apr-93            13483                             14551
May-93            13844                             14888
Jun-93            13885                             14609
Jul-93            13829                             14504
Aug-93            14359                             15245
Sep-93            14249                             15241
Oct-93            14538                             15761
Nov-93            14399                             15389
Dec-93            14573                             15796
Jan-94            15069                             16407
Feb-94            14660                             16150
Mar-94            14021                             15225
Apr-94            14201                             15408
May-94            14434                             15397
Jun-94            14080                             15048
Jul-94            14542                             15512
Aug-94            15138                             16008
Sep-94            14768                             15807
Oct-94            15100                             15937
Nov-94            14550                             15450
Dec-94            14766                             15750
Jan-95            15149                             15628
Feb-95            15738                             16588
Mar-95            16202                             16941
Apr-95            16679                             17188
May-95            17344                             17983
Jun-95            17747                             18416
Jul-95            18335                             18958
Aug-95            18381                             19249
Sep-95            19156                             19909
Oct-95            19088                             19269
Nov-95            19925                             20056
Dec-95            20309                             20302
Jan-96            20999                             20748
Feb-96            21194                             21549
Mar-96            21398                             21597
Apr-96            21712                             22362
May-96            22270                             22951
Jun-96            22355                             22452
Jul-96            21367                             21061
Aug-96            21618                             21714
Sep-96            23044                             22790

The accompanying chart compares the performance of the Stagecoach Growth and Income Fund Institutional Class shares since the inception of the predecessor Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not directly available for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
12

                                                                  SMALL CAP FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the financial year from January 1, 1996 to September 30, 1996 of 25.35% for Institutional Class shares. The one year total return from October 1, 1995 to September 30, 1996 was 39.01%.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The Small Cap Fund was first offered for sale on September 16, 1996. The discussion regarding returns and economic factors before that date includes the performance of the predecessor to the Fund -- the Small Capitalization Growth Fund for BRP Employment Retirement Plans -- an unregistered bank collective investment fund.

After experiencing overall growth throughout most of 1996, stock prices -- especially those of high growth companies in the technology and health care sectors -- were affected by the sharpest broad-based market decline experienced in nearly six years. The sell-off that precipitated this decline was sparked by investor concern over a potential rise in interest rates and the possibility that corporate earnings growth would not be strong enough to justify stock prices. In particular, smaller companies with lower earnings expectations for the coming year felt the brunt of the market correction.

There was a general market recovery in August and September, but emerging growth stocks did not rebound as much as the larger, more established companies.

STRATEGIC COMMENT:

It appears that the economy likely will show steady, modest growth over the next months. We believe that interest rates most likely will stay in a narrow range, inflation should remain stable, and corporate earnings should improve in the coming quarters.

Despite reaching record levels, the equity markets still present many attractive opportunities for growth. We remain optimistic about the long-term prospects for technology stocks, and we are heavily weighted in the networking, software and data storage sectors. We also believe that health care remains an attractive sector. Significant portfolio holdings include Envoy Corp., Orthodontic Centers of America, Inc., and Genesis Health Ventures.

                                                           ---------------------

SMALL CAP FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
                                                           1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
Average Annual Total Returns                               39.01%      52.49%
-------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Small Cap Fund invests in a master portfolio which in turn invests in individual securities.

References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

The Small Cap Fund commenced operation on 9/16/96 as successor to the Small Capitalization Growth Fund for BRP Employment Plans, an unregistered bank collective investment Fund (the "Predecessor Fund"). Inception date of the Predecessor Fund was 11/94.

Performance figures shown for periods prior to 9/16/96 represent the performance of the Predecessor Fund which has the same investment objective and strategies as the Small Cap Fund.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
14

                                                                  SMALL CAP FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          STAGECOACH SMALL CAP FUND INSTITUTIONAL CLASS
            S 500 INDEX                       SHARES
Inception       $10,000                                           $10,000
Nov-94           $9,636                                           $10,120
Dec-94           $9,779                                           $10,560
Jan-95          $10,032                                           $10,590
Feb-95          $10,423                                           $11,170
Mar-95          $10,730                                           $11,770
Apr-95          $11,046                                           $12,100
May-95          $11,486                                           $12,370
Jun-95          $11,753                                           $13,670
Jul-95          $12,142                                           $15,170
Aug-95          $12,173                                           $15,200
Sep-95          $12,686                                           $16,150
Oct-95          $12,641                                           $15,650
Nov-95          $13,195                                           $17,150
Dec-95          $13,449                                           $17,910
Jan-96          $13,907                                           $18,260
Feb-96          $14,036                                           $19,320
Mar-96          $14,171                                           $20,210
Apr-96          $14,379                                           $22,910
May-96          $14,748                                           $24,680
Jun-96          $14,805                                           $22,830
Jul-96          $14,150                                           $19,490
Aug-96          $14,449                                           $21,580
Sep-96          $15,261                                           $22,450

The accompanying chart compares the performance of the Stagecoach Small Cap Fund Institutional Class shares since the inception of the predecessor Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not directly available for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

BALANCED FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 59.89%
             AEROSPACE - 1.61%
     30,000  Rockwell International Corp                                     $  1,570,383  $   1,691,250

             AUTOMOBILE & RELATED - 5.11%
     70,000  Dana Corp                                                       $  2,319,700  $   2,117,500
     50,000  Ford Motor Co                                                      1,488,375      1,562,500
     35,000  General Motors Corp                                                1,382,515      1,680,000
                                                                             ------------  --------------
                                                                             $  5,190,590  $   5,360,000

             BASIC INDUSTRIES - 1.25%
     80,000  Crompton & Knowles Corp                                         $  1,085,680  $   1,310,000

             BUILDING MATERIALS & SERVICES - 4.40%
     80,000  Masco Corp                                                      $  2,461,624  $   2,400,000
     10,000  Texas Industries Inc                                                 530,286        598,750
     25,000  Willamette Industries Inc                                          1,482,500      1,625,000
                                                                             ------------  --------------
                                                                             $  4,474,410  $   4,623,750

             COMPUTER SOFTWARE - 0.20%
     10,000  BancTec Inc+                                                    $    165,600  $     208,750

             COMPUTER SYSTEMS - 3.02%
     17,000  International Business Machines Corp                            $  1,724,820  $   2,116,500
     50,000  Komag Inc+                                                         1,019,736      1,050,000
                                                                             ------------  --------------
                                                                             $  2,744,556  $   3,166,500

             CONGLOMERATES - 1.91%
     22,000  General Electric Co                                             $    918,436  $   2,002,000

------------------------
16

                                                                   BALANCED FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT - 3.32%
     75,000  Lexmark International Group Inc Class A+                        $  1,540,482  $   1,528,125
     35,000  Seagate Technology Inc+                                            1,182,704      1,955,625
                                                                             ------------  --------------
                                                                             $  2,723,186  $   3,483,750

             ENERGY & RELATED - 5.25%
     12,000  Atlantic Richfield Corp                                         $  1,417,555  $   1,530,000
      5,000  Mobil Corp                                                           426,878        578,750
     10,000  Royal Dutch Petroleum Co ADR (Netherlands)                         1,154,982      1,561,250
     20,000  Texaco Inc                                                         1,443,172      1,840,000
                                                                             ------------  --------------
                                                                             $  4,442,587  $   5,510,000

             FINANCE & RELATED - 11.05%
     35,800  American Bankers Insurance Group                                $    831,325  $   1,785,525
     26,100  BankAmerica Corp                                                   1,197,321      2,143,463
     25,000  Bankers Trust N Y Corp                                             1,901,233      1,965,625
     10,400  Chase Manhattan Bank                                                 358,200        833,300
     35,925  Fremont General Corp                                                 509,931      1,059,788
     20,000  NationsBank                                                        1,207,791      1,737,500
     29,400  Providian Corp                                                       896,770      1,264,200
     16,500  Travelers Inc                                                        363,350        810,563
                                                                             ------------  --------------
                                                                             $  7,265,921  $  11,599,964

             FOOD & RELATED - 4.79%
     25,000  American Home Products Corp                                     $  1,249,565  $   1,593,750
    126,000  Archer-Daniels-Midland Co                                          2,325,600      2,425,500
     11,200  Philip Morris Co Inc                                                 627,548      1,005,200
                                                                             ------------  --------------
                                                                             $  4,202,713  $   5,024,450

             HEALTHCARE - 2.35%
     35,000  Aetna Inc                                                       $  2,455,618  $   2,463,125

             MACHINERY - 1.33%
     70,000  United Dominion Industries                                      $  1,684,599  $   1,400,000

                                                           ---------------------

BALANCED FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MEDICAL EQUIPMENT & SUPPLIES - 1.34%
     30,000  Baxter International Inc                                        $    981,068  $   1,402,500

             MISCELLANEOUS - 1.43%
     40,000  Lancaster Colony Corp                                           $  1,521,249  $   1,500,000

             PHARMACEUTICALS - 1.77%
     13,000  Bristol-Myers Squibb Co                                         $    766,374  $   1,252,874
     15,000  Pharmacia and Upjohn Inc                                             397,019        618,750
                                                                             ------------  --------------
                                                                             $  1,163,393  $   1,871,624

             RETAIL & RELATED - 4.01%
     60,000  Price/Costco Inc+                                               $    908,955  $   1,230,000
     70,000  Rite Aid Corp                                                      2,071,881      2,537,500
     10,000  Springs Industries Inc Class A                                       475,800        445,000
                                                                             ------------  --------------
                                                                             $  3,456,636  $   4,212,500

             TELECOMMUNICATIONS - 0.92%
     25,000  GTE Corp                                                        $    827,406  $     962,500

             UTILITIES - 4.83%
     50,000  Cinergy Corp                                                    $  1,454,486  $   1,543,750
     65,000  Illinova Corp                                                      1,755,605      1,722,500
     80,000  Southern Co                                                        1,925,532      1,810,000
                                                                             ------------  --------------
                                                                             $  5,135,623  $   5,076,250
             TOTAL COMMON STOCKS                                             $ 52,009,654  $  62,868,913

------------------------
18

                                                                   BALANCED FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 8.34%
             BANK & FINANCE - 3.79%
$ 1,000,000  Associates Corp of North America                     6.32 %        02/28/00         987,500
  2,000,000  General Motors Acceptance Corp                       6.88          07/15/01       1,992,500
  1,000,000  Societe Generale                                     7.40          06/01/06       1,001,250
                                                                                           --------------
                                                                                           $   3,981,250

             INDUSTRIALS - 1.75%
$ 1,500,000  BP America Inc                                       9.38 %        11/01/00       1,636,875
    200,000  ITT Corp                                             7.25          11/15/96         200,310
                                                                                           --------------
                                                                                           $   1,837,185

             FOREIGN GOVERNMENT - 2.80%
$ 1,500,000  Ontario, Province of                                 7.75 %        06/04/02       1,563,750
  1,500,000  Quebec, Province of (Yankee)                         7.13          02/09/24       1,372,500
                                                                                           --------------
                                                                                           $   2,936,250
             TOTAL CORPORATE BONDS & NOTES                                                 $   8,754,685
             (Cost $8,710,379)

             REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 1.05%
$   584,222  FNMA #190526                                         6.00 %        01/01/01         564,867
    549,362  FNMA #190588                                         6.50          01/01/09         535,283
                                                                                           --------------
             TOTAL REAL ESTATE MORTGAGE INVESTMENT CONDUITS                                $   1,100,150
             (Cost $1,145,380)

             U.S. GOVERNMENT AGENCY SECURITIES - 11.91%
             FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 0.72%
$   162,178  FHLMC #220009                                        8.25 %        08/01/01         164,053
    136,489  FHLMC #303407                                        8.50          12/01/02         140,199
    249,522  FHLMC #291786                                        8.50          01/01/09         258,333
    174,943  FHLMC #546103                                       10.50          08/01/19         191,618
                                                                                           --------------
                                                                                           $     754,203

                                                           ---------------------

BALANCED FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.99%
$ 5,970,353  FNMA #426993                                         7.50 %        07/01/26   $   5,899,425
    107,275  FNMA #083785                                         8.00          08/01/18         109,287
    259,605  FNMA #057843                                         8.00          06/01/08         264,473
      8,668  FNMA #075336                                         9.50          02/01/09           9,321
                                                                                           --------------
                                                                                           $   6,282,506

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.20%
$ 1,013,532  GNMA #423225                                         6.50 %        04/15/26         947,328
  1,488,778  GNMA #426993                                         7.00          05/15/26       1,433,411
  1,747,578  GNMA #403934                                         9.00          08/15/24       1,838,767
  1,182,982  GNMA #376200                                         9.00          06/15/25       1,241,753
                                                                                           --------------
                                                                                           $   5,461,259
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  12,497,968
             (Cost $13,557,500)

             U.S. TREASURY SECURITIES - 15.23%
             U.S. TREASURY BONDS - 2.75%
$ 1,500,000  U.S. Treasury Bonds                                  6.25 %        08/15/23       1,355,145
  1,500,000  U.S. Treasury Bonds                                  7.25          05/15/16       1,532,084
                                                                                           --------------
                                                                                           $   2,887,229

             U.S. TREASURY NOTES - 12.48%
$ 5,000,000  U.S. Treasury Notes                                  6.25 %        02/15/03       4,916,700
  5,000,000  U.S. Treasury Notes                                  6.38          01/15/99       5,024,100
  3,000,000  U.S. Treasury Notes                                  7.50          02/15/05       3,155,490
                                                                                           --------------
                                                                                           $  13,096,290
             TOTAL U.S. TREASURY SECURITIES                                                $  15,983,519
             (Cost $14,906,031)

------------------------
20

                                                                   BALANCED FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 0.68%
             REPURCHASE AGREEMENTS - 0.68%
$   720,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96         720,000
                                                                                           --------------
             TOTAL SHORT-TERM INTSTRUMENTS                                                 $     720,000
             (Cost $720,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $91,048,944)* (Notes 1 and 3)                      97.10%               $  101,925,235
              Other Assets and Liabilities                              2.90                     3,043,207
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  104,968,442
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 11,836,582
Gross Unrealized Depreciation       (960,291)
                                ------------
NET UNREALIZED APPRECIATION     $ 10,876,291
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

EQUITY VALUE FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 97.53%
             AEROSPACE - 0.50%
     20,000  Rockwell International Corp                                     $  1,022,566  $   1,127,500

             AUTOMOBILE & RELATED - 7.20%
    250,000  Dana Corp                                                       $  8,134,234  $   7,562,500
    200,000  Ford Motor Co                                                      5,957,750      6,250,000
     50,000  General Motors Corp                                                1,693,054      2,400,000
                                                                             ------------  --------------
                                                                             $ 15,785,038  $  16,212,500

             BASIC INDUSTRIES - 1.31%
    180,000  Crompton & Knowles Corp                                         $  2,541,282  $   2,947,500

             BUILDING MATERIALS & SERVICES - 6.04%
    220,000  Masco Corp                                                      $  6,961,060  $   6,600,000
     30,000  Texas Industries Inc                                               1,205,324      1,796,250
     80,000  Willamette Industries Inc                                          4,660,421      5,200,000
                                                                             ------------  --------------
                                                                             $ 12,826,805  $  13,596,250

             COMPUTER SOFTWARE - 1.07%
    115,000  BancTec Inc+                                                    $  1,830,758  $   2,400,625

             COMPUTER SYSTEMS - 5.67%
     62,000  International Business Machines Corp                            $  6,099,576  $   7,719,000
    240,000  Komag Inc+                                                         4,881,708      5,040,000
                                                                             ------------  --------------
                                                                             $ 10,981,284  $  12,759,000

             CONGLOMERATES - 2.83%
     70,000  General Electric Co                                             $  2,790,021  $   6,370,000

------------------------
22

                                                               EQUITY VALUE FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT - 6.66%
    270,000  Lexmark International Group Inc Class A+                        $  5,411,711  $   5,501,250
    125,000  Seagate Technology Inc+                                            3,710,785      6,984,375
     90,000  Technitrol Inc                                                     1,864,047      2,497,500
                                                                             ------------  --------------
                                                                             $ 10,986,543  $  14,983,125

             ENERGY & RELATED - 8.28%
     25,000  Atlantic Richfield Corp                                         $  2,953,240  $   3,187,500
     60,000  Exxon Corp                                                         4,121,284      4,995,000
     30,000  Mobil Corp                                                         2,118,677      3,472,500
     30,000  Royal Dutch Petroleum Co ADR (Netherlands)                         3,005,277      4,683,750
     24,890  Texaco Inc                                                         1,571,829      2,289,880
                                                                             ------------  --------------
                                                                             $ 13,770,307  $  18,628,630

             FINANCE & RELATED - 17.28%
     90,300  American Bankers Insurance Group                                $  2,146,794  $   4,503,713
     85,000  BankAmerica Corp                                                   3,650,510      6,980,625
     30,000  Bankers Trust N Y Corp                                             2,314,137      2,358,750
     27,040  Chase Manhattan Bank                                                 930,320      2,166,580
    150,000  Edwards A G & Sons Inc                                             3,872,426      4,368,750
     40,000  First Union Corp                                                   1,969,173      2,670,000
     92,550  Fremont General Corp                                               1,306,814      2,730,225
     60,000  NationsBank                                                        3,354,162      5,212,500
     68,000  Providian Corp                                                     2,058,634      2,924,000
     41,900  Republic New York Corp                                             1,744,592      2,896,338
     42,300  Travelers Inc                                                        607,005      2,077,987
                                                                             ------------  --------------
                                                                             $ 23,954,567  $  38,889,468

             FOOD & RELATED - 6.21%
     60,000  American Home Products Corp                                     $  3,040,764  $   3,825,000
    346,500  Archer-Daniels-Midland Co                                          6,403,820      6,670,125
     38,700  Philip Morris Co Inc                                               2,113,537      3,473,325
                                                                             ------------  --------------
                                                                             $ 11,558,121  $  13,968,450

                                                           ---------------------

EQUITY VALUE FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             HEALTHCARE - 2.66%
     85,000  Aetna Inc                                                       $  6,031,560  $   5,981,875

             MACHINERY - 1.78%
    200,000  United Dominion Industries                                      $  4,520,550  $   4,000,000

             MANUFACTURING PROCESSING - 2.87%
     40,000  Johnson Controls Inc                                            $  2,360,389  $   3,000,000
    197,300  Owens-Illinois Inc+                                                1,951,269      3,452,750
                                                                             ------------  --------------
                                                                             $  4,311,658  $   6,452,750

             MEDICAL EQUIPMENT & SUPPLIES - 1.66%
     80,000  Baxter International Inc                                        $  2,679,095  $   3,740,000

             MISCELLANEOUS - 2.50%
    150,000  Lancaster Colony Corp                                           $  5,636,866  $   5,625,000

             PHARMACEUTICALS - 2.80%
     40,000  Bristol-Myers Squibb Co                                         $  2,389,411  $   3,855,000
     60,000  Pharmacia and Upjohn Inc                                           1,588,076      2,475,000
                                                                             ------------  --------------
                                                                             $  3,977,487  $   6,330,000

             RETAIL & RELATED - 8.21%
    250,000  Price/Costco Inc+                                               $  3,676,250  $   5,125,000
    220,000  Rite Aid Corp                                                      6,553,900      7,975,000
    120,000  Sears Roebuck & Co                                                 4,336,868      5,370,000
                                                                             ------------  --------------
                                                                             $ 14,567,018  $  18,470,000

             REAL ESTATE INVESTMENT TRUST - 0.48%
     50,000  Evans Withycombe Residential Inc                                $  1,047,750  $   1,093,750

------------------------
24

                                                               EQUITY VALUE FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS - 3.03%
    100,000  GTE Corp                                                        $  3,309,623  $   3,850,000
    100,000  U.S. West Inc                                                      2,465,683      2,975,000
                                                                             ------------  --------------
                                                                             $  5,775,306  $   6,825,000

             TRANSPORTATION - 2.25%
     70,000  Conrail Inc                                                     $  5,011,580  $   5,066,250

             UTILITIES - 6.24%
    100,000  Cinergy Corp                                                    $  2,838,307  $   3,087,500
    200,000  Illinova Corp                                                      5,380,141      5,300,000
    250,000  Southern Co                                                        5,843,251      5,656,250
                                                                             ------------  --------------
                                                                             $ 14,061,699  $  14,043,750
             TOTAL COMMON STOCKS                                             $175,667,861  $ 219,511,423

                                                           ---------------------

EQUITY VALUE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 2.58%
             REPURCHASE AGREEMENTS
$ 5,800,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20 %        10/01/96   $   5,800,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS
             (Cost $5,800,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $181,467,861)*(Notes 1 and 3)                     100.11%               $  225,311,423
              Other Assets and Liabilities                             (0.11)                     (238,855)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  225,072,568
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 45,625,601
Gross Unrealized Depreciation     (1,782,039)
                                ------------
NET UNREALIZED APPRECIATION     $ 43,843,562
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
26

                                                          GROWTH AND INCOME FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 97.12%
             ADVERTISING - 2.07%
    126,600  Omnicom Group                                                   $  3,398,779  $   5,918,550

             AEROSPACE - 0.09%
      3,000  Boeing Co                                                       $    209,550  $     283,500

             AUTOMOBILE & RELATED - 0.16%
      1,400  General Motors Corp                                             $     78,576  $      67,200
      6,800  General Motors Corp Class H                                          249,048        392,700
                                                                             ------------  --------------
                                                                             $    327,624  $     459,900

             BASIC INDUSTRIES - 6.87%
      5,600  Air Products & Chemicals Inc                                    $    252,304  $     326,200
     82,300  Aluminum Co of America                                             4,979,342      4,855,700
    126,500  Case Corp                                                          6,504,064      6,166,875
    227,600  Monsanto Co                                                        5,307,494      8,307,400
                                                                             ------------  --------------
                                                                             $ 17,043,204  $  19,656,175

             COMMERCIAL SERVICES - 4.15%
    161,100  CUC International Inc+                                          $  5,484,657  $   6,423,863
    179,400  Service Corp International                                         3,660,866      5,426,850
                                                                             ------------  --------------
                                                                             $  9,145,523  $  11,850,713

             COMPUTER SOFTWARE - 4.12%
      6,200  Automatic Data Processing                                       $    164,360  $     270,475
    100,200  First Data Corp                                                    7,108,711      8,178,825
      3,600  Microsoft Corp+                                                      279,963        474,750
     67,100  Oracle Systems Corp+                                               2,270,868      2,855,944
                                                                             ------------  --------------
                                                                             $  9,823,902  $  11,779,994

                                                           ---------------------

GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SYSTEMS - 8.41%
     77,100  Cisco Systems Inc+                                              $  2,740,191  $   4,785,019
     37,036  Danka Business Systems Plc                                         1,087,588      1,472,181
     79,500  Hewlett Packard Co                                                 3,223,087      3,875,625
    263,900  Komag Inc+                                                         7,544,983      5,541,900
    320,508  Reynolds & Reynolds Co Class A                                     7,362,715      8,373,272
                                                                             ------------  --------------
                                                                             $ 21,958,564  $  24,047,997

             CONSUMER GOODS - 4.91%
     86,200  Gillette Co                                                     $  4,699,326  $   6,217,175
    286,500  Mattel Inc                                                         6,962,429      7,413,188
      4,000  Procter & Gamble Co                                                  257,446        390,000
                                                                             ------------  --------------
                                                                             $ 11,919,201  $  14,020,363

             CONGLOMERATES - 0.16%
      4,900  General Electric Co                                             $    255,300  $     445,900

             ELECTRICAL EQUIPMENT - 0.14%
     11,000  NIPSCO Industries Inc                                           $    333,508  $     393,250

             ENERGY & RELATED - 9.36%
      4,000  Amoco Corp                                                      $    238,775  $     282,000
    100,900  Anadarko Petroleum Corp                                            4,952,184      5,637,788
     10,000  Ashland Inc                                                          414,015        397,500
     31,800  Mobil Corp                                                         2,959,758      3,680,850
    163,500  Reading & Bates Corp+                                              3,282,760      4,434,938
      5,600  Schlumberger Ltd                                                     391,467        473,200
    112,800  Sonat Inc                                                          3,522,823      4,991,400
     27,600  Texaco Inc                                                         1,914,586      2,539,200
      4,500  Tosco Corp                                                           139,638        246,938
    134,800  Ultramar Corp                                                      4,047,611      4,077,700
                                                                             ------------  --------------
                                                                             $ 21,863,617  $  26,761,514

------------------------
28

                                                          GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT & LEISURE - 1.30%
      2,500  Disney (Walt) Co                                                $    122,438  $     158,438
    182,500  La Quinta Inns Inc                                                 3,459,006      3,558,750
                                                                             ------------  --------------
                                                                             $  3,581,444  $   3,717,188

             FINANCE & RELATED - 12.66%
     35,500  American International Group Inc                                $  3,267,696  $   3,576,625
     14,000  Bank of New York Inc                                                 221,138        411,250
     57,300  Citicorp                                                           2,859,800      5,192,813
     64,900  Federal Home Loan Mortgage Corp                                    5,520,651      6,352,088
      5,600  Federal National Mortgage Assoc                                      107,503        195,300
     78,600  Household International Inc                                        2,910,032      6,464,850
    131,800  MBNA Corp                                                          3,084,949      4,580,050
      5,800  Mellon Bank Corp                                                     201,183        343,650
     75,000  Money Store Inc                                                    1,754,063      1,987,500
    305,800  Schwab (Charles) Corp                                              6,787,350      7,071,625
                                                                             ------------  --------------
                                                                             $ 26,714,365  $  36,175,751

             FOOD & RELATED - 5.69%
      8,000  Albertson's Inc                                                 $    244,280  $     337,000
     11,000  Coca-Cola Co                                                         270,215        559,625
     51,800  Colgate-Palmolive Co                                               4,434,722      4,500,125
      6,000  CPC International Inc                                                410,885        449,250
      7,500  McDonald's Corp                                                      225,889        355,313
     62,099  Philip Morris Co Inc                                               4,640,740      5,573,385
    126,000  Ralcorp Holdings Inc+                                              2,989,019      2,614,500
     50,000  Seagram Co Ltd                                                     1,916,500      1,868,750
                                                                             ------------  --------------
                                                                             $ 15,132,250  $  16,257,948

             HEALTHCARE - 3.29%
     62,000  Aetna Inc                                                       $  4,248,096  $   4,363,250
      7,000  Columbia HCA Healthcare Corp                                         269,346        398,125
    208,900  Tenet Healthcare Corp+                                             4,398,678      4,648,025
                                                                             ------------  --------------
                                                                             $  8,916,120  $   9,409,400

                                                           ---------------------

GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MANUFACTURING PROCESSING - 9.02%
     84,100  Allied Signal Inc                                               $  3,446,740  $   5,540,088
    223,500  Danaher Corp                                                       7,472,945      9,247,313
     87,200  Harsco Corp                                                        4,263,256      5,493,600
     75,200  Potash Corp of Saskatchewan Inc                                    5,293,543      5,499,000
                                                                             ------------  --------------
                                                                             $ 20,476,484  $  25,780,001

             MEDICAL EQUIPMENT & SUPPLIES - 2.97%
      6,900  Abbott Laboratories                                             $    233,541  $     339,825
    165,800  Baxter International Inc                                           7,414,123      7,751,150
      6,000  Medtronic Inc                                                        316,741        384,750
                                                                             ------------  --------------
                                                                             $  7,964,405  $   8,475,725

             PHARMACEUTICALS - 3.91%
     76,900  Astra AB ADR Class A                                            $  3,449,227  $   3,210,575
      6,500  Merck & Co Inc                                                       247,132        457,438
     80,000  Pharmacia and UpJohn Inc                                           3,200,000      3,300,000
     69,100  Smithkline Beecham Plc                                             3,443,859      4,206,463
                                                                             ------------  --------------
                                                                             $ 10,340,218  $  11,174,476

             PUBLISHING & MEDIA - 0.78%
     50,000  Time Warner Inc                                                 $  1,877,750  $   1,931,250
      4,000  Tribune Co                                                           243,338        312,000
                                                                             ------------  --------------
                                                                             $  2,121,088  $   2,243,250

             REAL ESTATE INVESTMENT TRUSTS - 1.03%
    100,000  Spieker Properties Inc                                          $  2,929,145  $   2,937,500

             RETAIL & WHOLESALE - 3.70%
     55,750  Circuit City Stores Inc                                         $  2,007,785  $   2,013,969
     35,000  Federated Department Stores Inc+                                   1,151,675      1,172,500
      6,000  Home Depot Inc                                                       264,475        341,250
      7,000  May Co Department Stores Co                                          295,624        340,375
     80,000  Penney (J C) Co Inc                                                4,382,930      4,330,000

------------------------
30

                                                          GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     23,000  Price/Costco Inc+                                               $    390,500  $     471,500
      6,000  Sherwin Williams Co                                                  196,502        278,250
     46,000  Wal Mart Stores Inc                                                1,176,680      1,213,250
     11,000  Walgreen Co                                                          327,270        407,000
                                                                             ------------  --------------
                                                                             $ 10,193,441  $  10,568,094

             SEMICONDUCTORS - 2.21%
     66,300  Intel Corp                                                      $  3,054,402  $   6,327,506

             TELECOMMUNICATIONS - 10.12%
    210,200  Airtouch Communications+                                        $  6,384,914  $   5,806,775
    182,700  Alltel Corp                                                        4,668,120      5,092,763
      5,000  AT & T Corp                                                          255,500        261,250
    490,500  Ericson Telefonaktiebolaget L M Class B                           10,341,438     12,446,438
      5,500  SBC Communication Inc                                                232,000        264,688
    170,000  U.S. West Inc                                                      5,087,740      5,057,500
                                                                             ------------  --------------
                                                                             $ 26,969,712  $  28,929,414
             TOTAL COMMON STOCKS                                             $234,671,846  $ 277,614,109

             PREFERRED STOCKS - 1.55%
             CONVERTIBLES - 1.14%
    170,000  First Chicago NBD Corp expires 02/15/1997+                      $  3,056,134  $   3,251,250

             TELECOMMUNICATIONS - 0.41%
     41,300  Airtouch Communications Inc                                     $  1,185,104  $   1,177,050
                                                                             ------------  --------------
             TOTAL PREFERRED STOCKS                                          $  4,241,238  $   4,428,300

                                                           ---------------------

GROWTH AND INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CONVERTIBLE CORPORATE BONDS - 0.36%
$   900,000  HFS Inc                                              4.75 %        03/01/03   $   1,037,250
             (Cost $910,313)

             SHORT-TERM INSTRUMENTS - 17.65%
             REPURCHASE AGREEMENT - 2.25%
$ 6,438,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20 %        10/01/96   $   6,438,000

             SHORT-TERM FEDERAL AGENCIES - 5.95%
$17,000,000  Federal Home Loan Mortgage Corp                      5.65 %*       10/01/96   $  16,997,332

             U.S. TREASURY BILLS - 9.45%
$27,295,000  U.S. Treasury Bill                                   4.98 %*       12/19/96   $  26,998,840
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  50,434,172
             (Cost $50,427,022)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $290,250,419)** (Notes 1 and 3)                   116.68%               $  333,513,831
              Other Assets and Liabilities, Net                       (16.68)                  (47,676,052)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  285,837,779
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 47,675,259
Gross Unrealized Depreciation     (4,411,846)
                                ------------
NET UNREALIZED APPRECIATION     $ 43,263,413
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
32

                              MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 88.61%
             ADVERTISING - 3.55%
     22,500  HA-LO Industries inc+                                           $    646,875  $     652,500
      6,000  Outdoor Systems Inc+                                                 250,500        282,000
                                                                             ------------  --------------
                                                                             $    897,375  $     934,500

             BASIC INDUSTRIES - 1.72%
     15,000  Gibraltar Steel Corp+                                           $    331,875  $     337,500
    100,000  Quadrax Corp+                                                        146,875        115,625
                                                                             ------------  --------------
                                                                             $    478,750  $     453,125

             BIOTECHNOLOGY - 3.62%
     10,000  Anesta Corp+                                                    $    135,000  $     141,250
     10,000  Aronex Pharmaceuticals Inc+                                          103,750         91,250
     20,000  Neurex Corp+                                                         340,000        382,500
     35,000  Nuerobiological Technologies+                                        196,875        157,227
     20,000  Palomar Medical Tech Inc+                                            173,750        180,000
                                                                             ------------  --------------
                                                                             $    949,375  $     952,227

             COMMERCIAL SERVICES - 1.82%
      8,000  Learning Tree International Inc+                                $    240,000  $     296,000
     20,000  Stericycle Inc+                                                      187,500        182,500
                                                                             ------------  --------------
                                                                             $    427,500  $     478,500

             COMPUTER SOFTWARE - 17.92%
      8,500  Bell & Howell Co+                                               $    256,063  $     269,875
     20,000  E*Trade Group Inc+                                                   194,165        263,750
     20,000  Envoy Corp+                                                          675,000        775,000
     20,000  GT Interactive Software+                                             410,000        455,000
     15,000  Imnet Systems Inc+                                                   352,500        292,500
     25,000  Inference Corp Class A+                                              421,250        443,750
     25,000  Intelligroup Inc+                                                    270,566        337,500
     20,000  Mercury Interactive Corp+                                            277,500        277,500

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     30,000  Optika Imaging Systems Inc+                                     $    230,625  $     236,250
     15,000  Premenos Tech Corp+                                                  285,000        303,750
      7,723  Pure Atria Corp+                                                     264,995        291,543
     20,000  Summit Medical System Inc+                                           260,000        280,000
     20,000  Vanstar Corp+                                                        420,000        485,000
                                                                             ------------  --------------
                                                                             $  4,317,664  $   4,711,418

             COMPUTER SYSTEMS - 4.24%
     15,000  3D Systems Corp+                                                $    191,250  $     210,000
     20,000  Cylink Corp+                                                         287,500        287,500
     25,000  Mylex Corp+                                                          444,554        393,750
      5,000  VeriFone Inc+                                                        234,375        223,750
                                                                             ------------  --------------
                                                                             $  1,157,679  $   1,115,000

             ELECTRICAL EQUIPMENT - 2.00%
     11,200  BMC Industries Inc                                              $    320,600  $     320,600
     31,500  Interlink Electronics Inc+                                           216,563        204,750
                                                                             ------------  --------------
                                                                             $    537,163  $     525,350

             ENERGY & RELATED - 3.47%
     10,000  3-D Geophysical Inc+                                            $     92,500  $      82,500
     10,000  KCS Energy                                                           335,000        356,250
     20,000  Marine Drilling Co Inc+                                              187,500        192,500
     20,000  Pride Petroleum Services Inc                                         301,250        282,500
                                                                             ------------  --------------
                                                                             $    916,250  $     913,750

             ENTERTAINMENT & LEISURE - 4.31%
     20,000  Family Golf Centers Inc+                                        $    670,000  $     580,000
     20,000  Mikohn Gaming Corp+                                                  180,000        177,500
     15,000  Regal Cinemas Inc+                                                   380,000        375,000
                                                                             ------------  --------------
                                                                             $  1,230,000  $   1,132,500

------------------------
34

                              MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FINANCE & RELATED - 5.36%
     25,000  Applied Graphics Technologies+                                  $    400,000  $     371,875
      6,000  IMC Mortgage Co+                                                     204,000        192,000
     15,000  Medallion Financial Corp+                                            195,000        217,500
     25,000  NHP Inc+                                                             475,000        468,750
      5,000  Redwood Trust Inc                                                    160,000        160,000
                                                                             ------------  --------------
                                                                             $  1,434,000  $   1,410,125

             FOOD & RELATED - 1.18%
     15,000  NuCo2 Inc+                                                      $    326,250  $     311,250

             HEALTHCARE & RELATED - 11.14%
     15,000  Enterprises Systems Inc+                                        $    371,250  $     386,250
     15,000  Fresenius USA Inc+                                                   378,750        387,810
     20,000  Genesis Health Ventures Inc+                                         527,500        562,500
     10,000  Medicis Pharmaceutical Corp Class A+                                 450,000        482,500
     30,000  Orthodontic Centers of America Inc+                                  637,500        611,250
     15,000  Renal Treatment Centers+                                             493,125        498,750
                                                                             ------------  --------------
                                                                             $  2,858,125  $   2,929,060

             MANUFACTURING PROCESSING - 3.49%
     10,000  Applied Biometrics Inc+                                         $    160,000  $     151,250
      5,000  Century Aluminum Co                                                   74,375         73,750
     30,000  Cima Labs Inc+                                                       213,750        243,750
     20,000  Microlog Corp+                                                       127,500        135,000
     20,000  Mobile Telecommunication Technologies Corp+                          287,500        315,000
                                                                             ------------  --------------
                                                                             $    863,125  $     918,750

             MEDICAL EQUIPMENT & SUPPLIES - 4.95%
     25,000  Cardiovascular Dynamics Inc+                                    $    387,500  $     381,250
     23,800  Endosonics Corp+                                                     330,225        333,200
     11,000  General Surgical Innovations Inc+                                    105,188        121,000
     13,000  Innovasive Devices Inc+                                              134,875        123,500

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,000  Nitinol Medical Technologies Inc+                               $    110,000  $     112,500
     15,000  Urologix Inc+                                                        217,498        230,624
                                                                             ------------  --------------
                                                                             $  1,285,286  $   1,302,074

             MISCELLANEOUS STOCKS - 3.59%
      9,000  Carriage Services Inc+                                          $    168,750  $     173,250
     10,000  Equity Corp International+                                           320,000        317,500
     20,000  Mail Boxes Etc+                                                      385,000        452,500
                                                                             ------------  --------------
                                                                             $    873,750  $     943,250

             RETAIL & RELATED - 3.08%
      5,000  American Residential Services+                                  $     75,000  $      96,250
     30,000  Paul Harris Stores Inc+                                              244,063        300,000
     22,000  Renter's Choice Inc+                                                 407,000        412,500
                                                                             ------------  --------------
                                                                             $    726,063  $     808,750

             SEMICONDUCTORS - 0.98%
     15,000  ESS Technology Inc+                                             $    251,250  $     256,875

             SHELTER & RELATED - 2.61%
     19,000  American Homestar Corp+                                         $    456,000  $     461,938
     14,000  LSI Industries Inc                                                   227,500        224,000
                                                                             ------------  --------------
                                                                             $    683,500  $     685,938

             TELECOMMUNICATIONS - 8.44%
     20,000  Accom Inc+                                                      $     32,500  $      40,000
      7,000  Aspect Telecommunications Corp+                                      397,250        435,750
     10,000  ATC Communication Group Inc+                                         188,750        175,000
     10,000  EIS International Inc+                                               157,500        140,000
     15,000  Farallon Communications+                                             150,000        157,500
     15,000  Intermedia Communications Inc+                                       468,750        438,750
     15,000  Inter-Tel Inc+                                                       337,500        303,750

------------------------
36

                              MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     15,000  TresCom International Inc+                                      $    187,500  $     195,000
     20,000  Winstar Communications Inc+                                          382,500        332,500
                                                                             ------------  --------------
                                                                             $  2,302,250  $   2,218,250

             TRANSPORTATION - 1.14%
      7,000  Atlas Air Inc+                                                  $    292,750  $     299,250
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $ 22,808,105  $  23,299,942

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 11.54%
             U.S. TREASURY BILLS - 7.52%
$ 2,000,000  U.S. Treasury Bill                                   4.98 %*       12/19/96       1,978,300

             REPURCHASE AGREEMENTS - 4.02%
$ 1,057,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.20          10/01/96   $   1,057,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   3,035,300
             (Cost $3,034,507)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $25,842,612)** (Notes 1 and 3)                    100.15%               $  26,335,242
              Other Assets and Liabilities, Net                        (0.15)                     (38,980 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  26,296,262
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,106,145
Gross Unrealized Depreciation       (613,515)
                                ------------
NET UNREALIZED APPRECIATION     $    492,630
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
38

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                 BALANCED
                                                     FUND
---------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $101,925,235
  Cash                                                  0
Receivables:
  Dividends and Interest                          584,699
  Fund shares sold                                  1,786
  Investment securities sold                    2,903,434
Organizational expenses, net of
  amortization                                          0
Prepaid expenses                                   33,790
TOTAL ASSETS                                  105,448,944
LIABILITIES
Cash overdraft due to custodian (Note 2)           10,433
Payables:
  Investment securities purchased                       0
  Distribution to shareholders                    238,889
  Fund shares redeemed                             30,153
  Due to sponsor and distributor (Note
    2)                                             13,563
  Due to advisor (Note 2)                         130,513
  Other                                            56,951

TOTAL LIABILITIES                                 480,502

TOTAL NET ASSETS
                                             $104,968,442
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $ 24,696,983
  Paid-in capital - Class B                         1,549
  Paid-in capital - Institutional Class        69,033,461
  Undistributed (overdistributed) net
    investment income                             137,124
  Undistributed net realized gain (loss)
    on investments                                223,034
  Net unrealized appreciation
    (depreciation) of investments              10,876,291
TOTAL NET ASSETS                             $104,968,442
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 32,639,957
Shares outstanding - Class A                    2,847,645
Net asset value per share - Class A          $      11.46
Maximum offering price per share - Class
  A                                          $      12.00(1)
Net Assets - Class B                         $      1,549
Shares outstanding - Class B                          151
Net asset value and offering price per
  share - Class B                            $      10.24
Net Assets - Institutional Class             $ 72,326,936
Shares outstanding - Institutional Class        6,314,555
Net asset value and offering price per
  share - Institutional Class                $      11.45
INVESTMENT AT COST (NOTE 3)                  $ 91,048,944
---------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  INVESTMENT IN MASTER PORTFOLIO.
The accompanying notes are an integral part of these financial statements.

------------------------
40

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                   EQUITY       GROWTH AND
                                                    VALUE           INCOME       SMALL CAP
                                                     FUND             FUND            FUND
------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $225,311,423     $333,513,831     $24,662,106(2)
  Cash                                             39,864                0               0
Receivables:
  Dividends and Interest                          364,508          309,127               0
  Fund shares sold                                  7,741          173,818           4,775
  Investment securities sold                            0        4,385,128
Organizational expenses, net of
  amortization                                          0            9,735          45,031
Prepaid expenses                                   45,319            5,442               0
TOTAL ASSETS                                  225,768,855      338,397,081      24,711,912
LIABILITIES
Cash overdraft due to custodian (Note 2)                0            2,436               0
Payables:
  Investment securities purchased                       0       51,932,268           4,775
  Distribution to shareholders                    166,602          242,641               0
  Fund shares redeemed                            148,801                0               0
  Due to sponsor and distributor (Note
    2)                                             38,246           97,040          45,873
  Due to advisor (Note 2)                         294,270          166,042           1,333
  Other                                            48,368          118,875          10,461

TOTAL LIABILITIES                                 696,287       52,559,302          62,442

TOTAL NET ASSETS
                                             $225,072,568     $285,837,779     $24,649,470
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $ 20,273,901     $216,154,746     $    94,136
  Paid-in capital - Class B                            26       12,568,503              25
  Paid-in capital - Institutional Class       161,141,441       14,208,642      24,048,421
  Undistributed (overdistributed) net
    investment income                             (17,078)          (7,901)        (12,636)
  Undistributed net realized gain (loss)
    on investments                               (169,284)        (349,624)         58,619
  Net unrealized appreciation
    (depreciation) of investments              43,843,562       43,263,413         460,905
TOTAL NET ASSETS                             $225,072,568     $285,837,779     $24,649,470
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 18,452,741     $254,497,616     $    95,955
Shares outstanding - Class A                    1,458,095       14,211,339           4,273
Net asset value per share - Class A          $      12.66     $      17.91     $     22.45
Maximum offering price per share - Class
  A                                          $      13.26(1)  $      18.75(1)  $     23.51(1)
Net Assets - Class B                         $         26     $ 12,832,438     $        25
Shares outstanding - Class B                            3        1,007,362               1
Net asset value and offering price per
  share - Class B                            $      10.34     $      12.74     $     22.46
Net Assets - Institutional Class             $206,619,801     $ 18,507,725     $24,553,490
Shares outstanding - Institutional Class       16,330,360          880,888       1,093,769
Net asset value and offering price per
  share - Institutional Class                $      12.65     $      21.01     $     22.45
INVESTMENT AT COST (NOTE 3)                  $181,467,861     $290,250,419             N/A
------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  INVESTMENT IN MASTER PORTFOLIO.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                BALANCED
                                                    FUND
                                             -----------
                                                 FOR THE
                                              YEAR ENDED
                                               SEPT. 30,
                                                    1996
--------------------------------------------------------
INVESTMENT INCOME
  Dividends                                  $ 1,695,289
  Interest                                     3,615,714
  Expenses allocated from Master
    Portfolio                                        N/A
TOTAL INVESTMENT INCOME (LOSS)                 5,311,003
EXPENSES (NOTE 2)
  Advisory                                       754,931
  Administration fees                            182,083
  Custody fees                                    25,343
  Shareholder servicing fees                      88,471
  Portfolio accounting fees                       38,371
  Transfer agency fees                           131,243
  Distribution fees                               82,632
  Amortization of organization expenses            4,329
  Legal and audit fees                            27,484
  Registration fees                               19,213
  Directors' fees                                  6,640
  Shareholder reports                             63,759
  Other                                           99,377
TOTAL EXPENSES                                 1,523,876
Less:
  Waived and reimbursed fees (Note 2)           (209,580)
Net expenses                                   1,314,296
NET INVESTMENT INCOME (LOSS)                   3,996,707

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                               11,895,904
  Net change in unrealized appreciation
    (depreciation) of investments              3,445,959
NET GAIN (LOSS) ON INVESTMENTS                15,341,863
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $19,338,570
--------------------------------------------------------

(1)  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  INCLUDES ALLOCATIONS FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

---------------------
42

                                                        STATEMENTS OF OPERATIONS

                                                                  GROWTH AND INCOME FUND       SMALL CAP
                                                  EQUITY     ---------------------------        FUND (1)
                                              VALUE FUND                                     -----------
                                             -----------         FOR THE
                                                                    NINE                         FOR THE
                                                 FOR THE          MONTHS         FOR THE          PERIOD
                                              YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                               SEPT. 30,       SEPT. 30,        DEC. 31,       SEPT. 30,
                                                    1996            1996            1995            1996
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                  $ 5,487,475     $ 2,354,260     $ 3,116,428     $       374
  Interest                                       555,570         571,670         513,058           4,319
  Expenses allocated from Master
    Portfolio                                        N/A             N/A             N/A          (9,948)
TOTAL INVESTMENT INCOME (LOSS)                 6,043,045       2,925,930       3,629,486          (5,255)
EXPENSES (NOTE 2)
  Advisory                                     1,378,145         799,899         754,149               0
  Administration fees                            334,341          51,193          45,249             492
  Custody fees                                    48,252          33,248          34,105               0
  Shareholder servicing fees                      67,531         457,088         452,488           2,460
  Portfolio accounting fees                       38,482          76,649          91,666               0
  Transfer agency fees                            90,763         217,737         160,168             689
  Distribution fees                               58,241         116,855          87,549               2
  Amortization of organization expenses                0           1,960           1,739             348
  Legal and audit fees                            38,837          19,966          30,527           2,664
  Registration fees                               24,182          36,888          46,748           1,230
  Directors' fees                                  6,638           3,630           2,813             205
  Shareholder reports                             38,489         108,869          61,164             820
  Other                                           78,096         110,106          43,866             286
TOTAL EXPENSES                                 2,201,997       2,034,088       1,812,231           9,196
Less:
  Waived and reimbursed fees (Note 2)           (102,285)        (15,737)        (18,527)         (1,815)
Net expenses                                   2,099,712       2,018,351       1,793,704           7,381
NET INVESTMENT INCOME (LOSS)                   3,943,333         907,579       1,835,782         (12,636)

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                               27,944,178      14,694,253       9,354,459          58,619(2)
  Net change in unrealized appreciation
    (depreciation) of investments             17,614,459      10,252,699      25,841,652         460,905(2)
NET GAIN (LOSS) ON INVESTMENTS                45,558,637      24,946,952      35,196,111         519,524
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $49,501,970     $25,854,531     $37,031,893     $   506,888
--------------------------------------------------------------------------------------------------------

(1)  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  INCLUDES ALLOCATIONS FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                             BALANCED FUND
                                             -----------------------------
                                                  FOR THE          FOR THE
                                               YEAR ENDED       YEAR ENDED
                                                SEPT. 30,        SEPT. 30,
                                                     1996             1995
--------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $  3,996,707     $  3,914,845
  Net realized gain (loss) on sale of
    investments                                11,895,904           38,123
  Net change in unrealized appreciation
    (depreciation) of investments               3,445,959        5,217,447
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     19,338,570        9,170,415
NET EQUALIZATION CREDITS (DEBITS)                       0         (110,805)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (1,030,389)      (3,890,856)
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                        (2,871,649)               0
  In excess of net investment income
    CLASS A                                             0                0
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                           (23,043)               0
  From net realized gain on sales of
    investments
    CLASS A                                    (3,380,108)      (4,373,450)
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                        (8,265,228)               0
  In excess of net realized gain on sale
    of investments
    CLASS A                                             0                0
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                                 0                0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          15,479,177       12,865,491
  Reinvestment of dividends - Class A           4,242,084        7,817,760
  Cost of shares redeemed - Class A           (76,589,659)     (40,734,756)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (56,868,398)     (20,051,505)
  Proceeds from shares sold - Class B               1,549                0
  Reinvestment of dividends - Class B                   0                0
  Cost of shares redeemed - Class B                     0                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                             1,549                0
  Proceeds from shares sold -
    Institutional Class                       115,568,034                0
  Reinvestment of dividends -
    Institutional Class                        10,566,690                0
  Cost of shares redeemed -
    Institutional Class                       (57,101,263)               0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            69,033,461                0
INCREASE (DECREASE) IN NET ASSETS              15,934,765      (19,256,201)

NET ASSETS:
Beginning net assets                           89,033,677      108,289,878
ENDING NET ASSETS                            $104,968,442     $ 89,033,677
--------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $628,555 FOR CLASS A AND $17,334,017 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
44

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                           EQUITY VALUE FUND                             GROWTH AND INCOME FUND
                                             -------------------------------     ----------------------------------------------
                                                   FOR THE           FOR THE     FOR THE NINE          FOR THE          FOR THE
                                                YEAR ENDED        YEAR ENDED     MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                 SEPT. 30,         SEPT. 30,        SEPT. 30,         DEC. 31,         DEC. 31,
                                                      1996              1995         1996 (1)             1995             1994
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $   3,943,333     $   3,267,649     $    907,579     $  1,835,782     $  1,780,057
  Net realized gain (loss) on sale of
    investments                                 27,944,178         8,515,659       14,694,253        9,354,459        3,087,861
  Net change in unrealized appreciation
    (depreciation) of investments               17,614,459        13,330,878       10,252,699       25,841,652       (5,394,205)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       49,501,970        25,114,186       25,854,531       37,031,893         (526,287)
NET EQUALIZATION CREDITS (DEBITS)                        0           (68,961)               0                0                0
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (271,396)                0         (902,578)      (1,827,656)      (1,780,057)
    CLASS B                                              0                 0                0           (8,126)               0
    INSTITUTIONAL CLASS                         (3,536,140)       (3,267,649)         (11,005)               0                0
  In excess of net investment income
    CLASS A                                              0                 0                0                0                0
    CLASS B                                              0                 0                0                0                0
    INSTITUTIONAL CLASS                           (152,875)         (118,088)               0                0                0
  From net realized gain on sales of
    investments
    CLASS A                                     (3,065,374)                0      (14,220,794)      (6,952,008)      (3,087,861)
    CLASS B                                              0                 0         (490,320)        (179,310)               0
    INSTITUTIONAL CLASS                        (33,389,091)       (8,515,659)               0                0                0
  In excess of net realized gain on sale
    of investments
    CLASS A                                              0                 0       (2,238,898)               0                0
    CLASS B                                              0                 0         (358,700)               0                0
    INSTITUTIONAL CLASS                                  0        (1,098,738)               0                0                0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A           65,541,864                 0       92,986,116       61,077,854       41,116,188
  Reinvestment of dividends - Class A            3,103,800                 0       17,197,210       11,706,310        2,095,312
  Cost of shares redeemed - Class A           (184,207,991)                0      (40,873,885)     (35,699,783)     (36,528,266)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                        (115,562,327)                0       69,309,441       37,084,381        6,683,234
  Proceeds from shares sold - Class B                   26                 0        8,483,020        4,557,982                0
  Reinvestment of dividends - Class B                    0                 0          848,356          184,612                0
  Cost of shares redeemed - Class B                      0                 0       (1,258,949)        (246,518)               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                                  26                 0        8,072,427        4,496,076                0
  Proceeds from shares sold -
    Institutional Class                        190,586,130        98,056,766       17,995,025                0                0
  Reinvestment of dividends -
    Institutional Class                         32,111,369        10,889,321                0                0                0
  Cost of shares redeemed -
    Institutional Class                        (61,556,058)     (119,436,631)        (341,372)               0                0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS             161,141,441       (10,490,544)      17,653,653                0                0
INCREASE (DECREASE) IN NET ASSETS               54,666,234         1,554,547      102,667,757       69,645,250        1,289,029

NET ASSETS:
Beginning net assets                           170,406,334       168,851,787      183,170,022      113,524,772      112,235,743
ENDING NET ASSETS                            $ 225,072,568     $ 170,406,334     $285,837,779     $183,170,022     $113,524,772
-------------------------------------------------------------------------------------------------------------------------------

                                            SMALL CAP
                                          (COMMENCEMENT
                                          OPERATIONS)
                                                   TO
                                            SEPT. 30,
                                                 1996
-------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income (loss)            $   (12,636)
  Net realized gain (loss) on sale of
    investments                                58,619
  Net change in unrealized appreciation
    (depreciation) of investments             460,905
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     506,888
NET EQUALIZATION CREDITS (DEBITS)                   0
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                         0
    CLASS B                                         0
    INSTITUTIONAL CLASS                             0
  In excess of net investment income
    CLASS A                                         0
    CLASS B                                         0
    INSTITUTIONAL CLASS                             0
  From net realized gain on sales of
    investments
    CLASS A                                         0
    CLASS B                                         0
    INSTITUTIONAL CLASS                             0
  In excess of net realized gain on sale
    of investments
    CLASS A                                         0
    CLASS B                                         0
    INSTITUTIONAL CLASS                             0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          94,136
  Reinvestment of dividends - Class A               0
  Cost of shares redeemed - Class A                 0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                         94,136
  Proceeds from shares sold - Class B              25
  Reinvestment of dividends - Class B               0
  Cost of shares redeemed - Class B                 0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                             25
  Proceeds from shares sold -
    Institutional Class                    24,103,344
  Reinvestment of dividends -
    Institutional Class                             0
  Cost of shares redeemed -
    Institutional Class                       (54,923)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS         24,048,421
INCREASE (DECREASE) IN NET ASSETS          24,649,470
NET ASSETS:
Beginning net assets                                0
ENDING NET ASSETS                         $24,649,470
-------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $628,555 FOR CLASS A AND $17,334,017 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         BALANCED FUND (1)
                                                                 -------------------------
                                                                                   CLASS A
                                                                 -------------------------
                                                                      YEAR
                                                                     ENDED      YEAR ENDED
                                                                 SEPT. 30,       SEPT. 30,
                                                                      1996            1995
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $11.84          $11.67
                                                                 ---------      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        0.36            0.46*
  Net realized and unrealized gain (loss) on investments              0.89            0.68*
                                                                 ---------      ----------
TOTAL FROM INVESTMENT OPERATIONS                                      1.25            1.14
LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.35)          (0.47)
  Distributions from net realized gain                               (1.28)          (0.50)
                                                                 ---------      ----------
TOTAL FROM DISTRIBUTIONS                                             (1.63)          (0.97)
                                                                 ---------      ----------
NET ASSET VALUE, END OF PERIOD                                      $11.46          $11.84
                                                                 ---------      ----------
                                                                 ---------      ----------
TOTAL RETURN (NOT ANNUALIZED)                                       10.51%          10.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $32,640         $89,034
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                            1.31%           1.03%
  Ratio of net investment income (loss) to average net assets        2.98%           4.05%
Portfolio turnover                                                    131%             90%
Average commission rate paid(3)                                    $0.0603              --
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                            1.48%           1.05%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       2.81%           4.03%
------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

---------------------
46

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          BALANCED FUND (1) (CONT.)
                              -----------------------------------------------------
                                                                              INST.
                                              CLASS A (CONT.)    CLASS B      CLASS
                              -------------------------------  ---------  ---------
                                   YEAR       YEAR       YEAR     PERIOD       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                                   1994       1993       1992   1996 (2)       1996
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $12.71     $11.18     $10.80     $10.00     $11.84
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.43*      0.44*      0.42*      0.00       0.40
  Net realized and
    unrealized gain (loss)
    on investments                (0.13)*      1.72*      0.53*      0.24      0.89
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.30       2.16       0.95       0.24       1.29
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.46)     (0.43)     (0.43)      0.00      (0.40)
  Distributions from net
    realized gain                 (0.88)     (0.20)     (0.14)      0.00      (1.28)
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.34)     (0.63)     (0.57)      0.00      (1.68)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $11.67     $12.71     $11.18     $10.24     $11.45
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.30%     19.83%      9.03%      2.40%     10.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $108,290   $104,434    $65,226         $2    $72,327
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.09%      1.01%      1.02%      0.00%      0.94%
  Ratio of net investment
    income (loss) to average
    net assets                    3.55%      3.62%      3.76%      3.09%      3.29%
Portfolio turnover                  35%        60%        49%       131%       131%
Average commission rate
  paid(3)                            --         --         --    $0.0603    $0.0603
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.11%      1.06%      1.10%      0.66%      1.11%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        3.53%      3.57%      3.68%      2.43%      3.12%
-----------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    EQUITY VALUE FUND (1)
                                                          -------------------------------
                                                                                  CLASS A
                                                          -------------------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,  SEPT. 30,
                                                               1996       1995       1994
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $13.27     $12.36     $13.17
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.20       0.24*      0.20*
  Net realized and unrealized gain (loss) on investments       1.60       1.63*      0.74*
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               1.80       1.87       0.94
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.19)     (0.25)     (0.21)
  Distributions from net realized gain                        (2.22)     (0.71)     (1.54)
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (2.41)     (0.96)     (1.75)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $12.66     $13.27     $12.36
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                14.27%     16.58%      7.49%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $18,453   $170,406   $168,852
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     1.18%      0.96%      0.99%
  Ratio of net investment income (loss) to average net
    assets                                                    1.73%      1.97%      1.60%
Portfolio turnover                                              91%        75%        41%
Average commission rate paid(3)                             $0.0558         --         --
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                1.22%      0.98%      1.01%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses         1.69%      1.95%      1.58%
-----------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.

---------------------
48

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                   GROWTH AND INCOME FUND
                                           EQUITY VALUE FUND (1) (CONT.)  -------------------------------
                              ------------------------------------------
                                                                   INST.                          CLASS A
                                   CLASS A (CONT.)    CLASS B      CLASS  -------------------------------
                              --------------------  ---------  ---------       NINE
                                   YEAR       YEAR     PERIOD       YEAR     MONTHS       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,   DEC. 31,   DEC. 31,
                                   1993       1992   1996 (2)       1996   1996 (4)       1995       1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $10.73     $10.45     $10.00     $13.27     $17.26     $14.10     $14.75
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.21*      0.20*      0.00       0.22       0.07       0.19       0.22
  Net realized and
    unrealized gain (loss)
    on investments                 2.75*      0.49*      0.34       1.61       2.00       3.87      (0.27)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.96       0.69       0.34       1.83       2.07       4.06      (0.05)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.23)     (0.22)      0.00      (0.23)     (0.07)     (0.19)     (0.22)
  Distributions from net
    realized gain                 (0.29)     (0.19)      0.00      (2.22)     (1.35)     (0.71)     (0.38)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.52)     (0.41)      0.00      (2.45)     (1.42)     (0.90)     (0.60)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $13.17     $10.73     $10.34     $12.65     $17.91     $17.26     $14.10
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                    28.22%      6.81%      3.40%     14.58%     12.45%     28.90%      (0.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $140,551    $92,915         $0   $206,620   $254,498   $178,488   $113,525
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.98%      1.02%      0.00%      0.87%      1.18%      1.18%      1.11%
  Ratio of net investment
    income (loss) to average
    net assets                    1.73%      1.86%      1.83%      1.69%      0.56%      1.23%      1.51%
Portfolio turnover                  82%        78%        91%        91%        83%       100%        71%
Average commission rate
  paid(3)                            --         --    $0.0558    $0.0558    $0.0702         --         --
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.99%      1.02%      0.00%      0.92%      1.19%      1.21%      1.15%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.72%      1.86%      1.83%      1.64%      0.55%      1.20%      1.47%
---------------------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           GROWTH AND INCOME FUND (CONT.)
                                                          -------------------------------
                                                                          CLASS A (CONT.)
                                                          -------------------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                           DEC. 31,   DEC. 31,   DEC. 31,
                                                               1993       1992       1991
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $13.88     $12.84     $10.29
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.23       0.27       0.41
  Net realized and unrealized gain (loss) on investments       0.93       1.44       2.14
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               1.16       1.71       2.55
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.23)     (0.27)      0.00
  Distributions from net realized gain                        (0.06)     (0.40)      0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.29)     (0.67)      0.00
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $14.75     $13.88     $12.84
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 8.44%     13.45%     24.77%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $112,236    $44,883    $10,323
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.93%      0.42%      0.05%
  Ratio of net investment income (loss) to average net
    assets                                                    1.72%      2.31%      3.50%
Portfolio turnover                                              55%        80%        13%
Average commission rate paid(3)                                  --         --         --
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                1.11%      1.10%      1.16%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses         1.54%      1.63%      2.39%
-----------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

---------------------
50

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                               GROWTH AND INCOME FUND (CONT.)
                              -------------------------------               SMALL CAP FUND (1)
                                                               -------------------------------
                                           CLASS B      INST.                            INST.
                              --------------------      CLASS    CLASS A    CLASS B      CLASS
                                   NINE             ---------  ---------  ---------  ---------
                                 MONTHS       YEAR     PERIOD     PERIOD     PERIOD     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,   DEC. 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                               1996 (2)       1995   1996 (4)       1996       1996       1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $12.29     $10.00     $20.03     $22.01     $22.02     $22.01
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                        (0.01)      0.05       0.02       0.00       0.00       0.00
  Net realized and
    unrealized gain (loss)
    on investments                 1.42       2.79       0.97       0.44       0.44       0.44
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       1.41       2.84       0.99       0.44       0.44       0.44
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              0.00      (0.05)     (0.01)      0.00       0.00       0.00
  Distributions from net
    realized gain                 (0.96)     (0.50)      0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.96)     (0.55)     (0.01)      0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $12.74     $12.29     $21.01     $22.45     $22.46     $22.45
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     11.89%    28.47%      3.41%       2.00%     2.00%       2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $12,832     $4,682    $18,508        $96         $0    $24,553
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.93%     1.87%      0.96%       1.03 %(5     0.00%      1.60%(5)
  Ratio of net investment
    income (loss) to average
    net assets                    (0.12)%     0.43%     1.27%      (0.59  (5)     0.00%     (1.15)%(5)
Portfolio turnover                   83%      100%        83%        N/A        N/A        N/A
Average commission rate
  paid(3)                       $0.0702         --    $0.0702        N/A        N/A        N/A
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.03%     2.21%      0.96%      38.54 %(5     0.00%      1.63%(5)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        (0.22)%     0.09%     1.27%     (38.10  (5)     0.00%     (1.18)%(5)
----------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, at which time the merger described in Note 5 was consummated, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Balanced, Equity Value, Growth and Income, and Small Cap Funds (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Balanced and Equity Value Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Balanced and Equity Value Funds, respectively. Additionally, the Stagecoach Growth and Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Growth Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.

Each of the funds presented in this book offers Class A, Class B, and Institutional Class shares. The three classes of shares differ principally in the applicable sales charges, shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income

---------------------
52

                                                   NOTES TO FINANCIAL STATEMENTS
and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in a range of securities, generally including Money Market Instruments, Equities, and U.S. Government Securities.

Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the reported bid prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value as determined by procedures set by the Company's Board of Directors.

The Small Cap Fund invests only in interests of the Small Cap Master Portfolio (the "Master Portfolio"), of Master Investment Trust ("MIT") an open-end, series investment company. The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (93.79%) at September 30, 1996. The Master Portfolio's investments include equities and fixed income securities. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined by procedures approved by the MIT's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Balanced and Equity Value Funds had permanent book/tax differences primarily attributable to equalization credits. To reflect reclassifications arising from permanent book/tax differences for the year ended September 30, 1995, accumulated undistributed net investment income was credited $152,314, accumulated undistributed net realized gains was charged $41,509 and paid-in-capital was charged $110,805 for the Balanced Fund. For the Equity Value Fund, accumulated net investment income was credited $187,049, accumulated undistributed net realized gains was charged $118,088 and paid-in-capital was charged $68,961. Effective October 1, 1996, the Funds no longer use equalization accounting.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and Master Portfolio's (in this paragraph, the "Funds") Portfolio of Investments. The adviser to the Funds pools the Fund's cash and invests in repurchase agreements entered into by the Funds. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Funds at September 30, 1996, are collateralized by U.S. Government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared and distributed quarterly. Any dividends to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of each Fund's net investment income and any net realized capital gain to its shareholders. Therefore, no federal or state income tax provision is required.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets.

---------------------
54

                                                   NOTES TO FINANCIAL STATEMENTS

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or Class. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or Class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds (other than the Small Cap Fund) with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management. Under the contracts with the Balanced and Equity Value Funds, WFB is entitled to be paid by each Fund a monthly advisory fee at an annual rate of 0.60% and 0.50%, respectively, of such Fund's average daily net assets. Under the contract with the Growth and Income Fund WFB is entitled to be paid by the Fund a monthly advisory fee at an annual rate of 0.50% of such Fund's average daily net assets up to $250 million, 0.40% of average daily net assets of the next $250 million, and 0.30% of average daily net assets in excess of $500 million.

For the period from October 1, 1995 to March 31, 1996, the Balanced and Equity Value Funds were advised by First Interstate Capital Management, Inc. ("FICM"). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.60% of average daily net assets. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Small Cap Fund does not directly retain an investment adviser because the Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

The Company has entered into contracts with WFB on behalf of all of the Funds whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of the respective Funds. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets over $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for Balanced and Equity Value Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contracts with the Growth and Income and Small Cap Funds, WFB is paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund, unless net assets of the respective Fund are under $20 million. For as long as the assets remain under $20 million a Fund will not be charged any transfer agent fees by WFB. Under the contracts with the Balanced and Equity Value Funds, WFB is entitled to be paid a fee at the annual rate of 0.07% of the average daily net assets of each fund.

For the period from October 1, 1995 to September 5, 1996, the Balanced and Equity Value Funds retained Furman Selz LLC ("Furman Selz") to provide personnel and facilities to perform shareholders servicing, transfer agency related services and fund accounting.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder servicing to the Funds. Pursuant to the contract, WFB is entitled to an annual fee for providing shareholder servicing of 0.30% of the average daily net assets attributable to the Class A and B shares of the Growth and Income Fund, 0.25% of the average daily net assets attributable to the Class A and Class B shares of the Small Cap Fund, 0.25% of the average daily net assets attributable to the Institutional Class shares of Growth and Income Fund, and 0.25% of the average daily net assets of each class of the Balanced and Equity Value Funds.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Balanced and Equity Value Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net assets of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. During that period, FIB was the only service organization to receive payments.

The servicing fees of the Funds for the period ended September 30, 1996 were as follows:

                                                      SERVICING     SERVICING   SERVICING FEES
                                                           FEES          FEES    INSTITUTIONAL
FUND                                                    CLASS A       CLASS B            CLASS
----------------------------------------------------------------------------------------------
Balanced Fund*                                           76,743             0           11,728
Equity Value Fund*                                       36,350             0           31,181
Growth and Income Fund**                                454,351         1,242            1,495
Small Cap Fund***                                         2,460             0              N/A

 * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

*** INFORMATION PRESENTED IS FOR THE PERIOD FROM SEPTEMBER 16, 1996
    (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

---------------------
56

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For providing supervisory and administrative services, the Growth and Income Fund pays Stephens a monthly fee at the annual rate of 0.03% of such Fund's average daily net assets. Each of the Balanced, Equity Value, and Small Cap Funds pay Stephens a monthly fee at the annual rate of 0.05% of such Fund's average daily net assets.

For the period from October 1, 1995 to September 5, 1996, Furman Selz provided administrative services for the operation of the Balanced and Equity Value Funds. As compensation for such services, each Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of each Fund.

The Company has adopted separate Distribution Plans, pursuant to Rule 12b-1, for Class A and Class B shares of the Funds.

The Distribution Plan for the Class A shares of the Growth and Income Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A shares for costs incurred. The separate Distribution Plan for each of the Class A shares of the Balanced, Equity Value, and Small Cap Funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.10% of the average daily net assets attributable to the Class A shares for costs incurred. Each of these Funds may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

For the period from October 1, 1995 to September 5, 1996, the Balanced and Equity Value Funds had adopted a non-compensatory Distribution Plan and Agreement (the "Plan") for the Class A shares. The Plan provided for payments by each Fund for actual expenses incurred, not to exceed 0.50% of the average net assets of the Class A shares of the Fund. Pacifica Funds Distributor Inc., an affiliate of Furman Selz, acted as Distributor during such period.

The Class B Distribution Plan for the Growth and Income Fund provides that the Funds may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.70% of the Fund's average daily net assets attributable to Class B shares. The Balanced, Equity Value, and Small Cap Funds may pay up to 0.75% of the average daily net assets attributable to Class B shares as compensation for distribution-related services provided on behalf of thier Class B shares.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Distribution Plan expenses for Class A and Class B of the Funds for the period ended September 30, 1996 were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
                                                                           FEES            FEES
FUND                                                                    CLASS A         CLASS B
-----------------------------------------------------------------------------------------------
Balanced Fund*                                                     $     82,632    $          0
Equity Value Fund*                                                       58,241               0
Growth and Income Fund**                                                 73,360          43,495
Small Cap Fund***                                                             2               0

 * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

*** INFORMATION PRESENTED IS FOR THE PERIOD FROM SEPTEMBER 16, 1996
    (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

For the year ended December 31, 1995, the Growth and Income Fund paid distribution fees of $74,482 and $13,067 for Class A and Class B shares, respectively, of the Fund.

FEES WAIVED AND REIMBURSED EXPENSES

The following amounts of fees were waived for the period ended September 30, 1996:

                                                     FEES WAIVED
                                                       BY FURMAN    FEES WAIVED    FEES WAIVED
FUND                                                        SELZ        BY FICM         BY WFB
----------------------------------------------------------------------------------------------
Balanced Fund*                                       $    51,374     $    4,608   $    153,598
Equity Value Fund*                                        94,068              0          8,217
Growth and Income Fund**                                     N/A            N/A         15,737
Small Cap Fund***                                            N/A            N/A          1,815

 * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

*** INFORMATION PRESENTED IS FOR THE PERIOD FROM SEPTEMBER 16, 1996
    (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

For the year ended December 31, 1995, WFB waived fees of $18,527 for the Growth and Income Fund.

Waived fees continue at the discretion of WFB. WFB and Stephens have agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total fund operating expenses do not exceed, on an annual basis, 1.13% of the average net assets of the Institutional Class of the Growth and Income Fund, 1.05%, 1.70%, or 0.95% of the average daily net assets of the Class A, Class B, and Institutional Class shares, respectively, of the Balanced or Equity Value Funds, for the period from September 6, 1996 through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens.

---------------------
58

                                                   NOTES TO FINANCIAL STATEMENTS
As of September 30, 1996, Stephens owned three shares each of the Balanced and Equity Value Funds, 106 shares of the Growth and Income Fund and four shares of the Small Cap Fund.

Stephens has retained $2,252,478 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996. Wells Fargo Securities Inc., a subsidiary of Wells Fargo & Co., received $1,780,263 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund were as follows:

                                                                                          FOR THE NINE              FOR THE
                                                                                          MONTHS ENDED           YEAR ENDED
                                                FOR THE YEAR ENDED SEPT. 30, 1996       SEPT. 30, 1996        DEC. 31, 1995
                                          ---------------------------------------   ------------------   ------------------
AGGREGATE PURCHASES                                                  EQUITY VALUE           GROWTH AND    GROWTH AND INCOME
  AND SALES OF:                                BALANCED FUND                 FUND          INCOME FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                             $ 39,863,143      $             0      $             0      $             0
  Sales proceeds                                  43,358,012                    0                    0                    0
OTHER SECURITIES:
  Purchases at cost                              114,497,840          202,946,951          231,664,067          117,111,717
  Sales proceeds                                 110,062,872          196,641,410          169,078,296          142,979,376

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

4. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $0.001 par value capital stock authorized by the Company. At September 30, 1996, each Fund was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. Transactions in capital shares were as follows:

                                                               BALANCED FUND
                                                       ---------------------
                                                         FOR THE
                                                            YEAR     FOR THE
                                                           ENDED  YEAR ENDED
                                                       SEPT. 30,   SEPT. 30,
                                                            1996        1995
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               1,412,249  1,142,667
  Shares issued in reinvestment of dividends -- Class
    A                                                    371,899    717,293
  Shares redeemed -- Class A                           (6,456,261) (3,620,385)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                               (4,672,113) (1,760,425)
  Shares sold -- Class B                                     151          0
  Shares issued in reinvestment of dividends -- Class
    B                                                          0          0
  Shares redeemed -- Class B                                   0          0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS B                                                     151          0
  Shares sold -- Institutional Class                   10,145,092         0
  Shares issued in reinvestment of dividends --
    Institutional Class                                  925,429          0
  Shares redeemed -- Institutional Class               (4,755,966)         0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                   6,314,555          0

                                                            EQUITY VALUE FUND
                                                       ----------------------
                                                          FOR THE     FOR THE
                                                       YEAR ENDED  YEAR ENDED
                                                        SEPT. 30,   SEPT. 30,
                                                             1996        1995
-----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                2,375,877          0
  Shares issued in reinvestment of dividends -- Class
    A                                                     248,462          0
  Shares redeemed -- Class A                           (14,009,327)         0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                               (11,384,988)         0
  Shares sold -- Class B                                        3          0
  Shares issued in reinvestment of dividends -- Class
    B                                                           0          0
  Shares redeemed -- Class B                                    0          0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS B                                                        3          0
  Shares sold -- Institutional Class                   18,333,654  8,141,771
  Shares issued in reinvestment of dividends --
    Institutional Class                                 2,574,515    969,487
  Shares redeemed -- Institutional Class               (4,577,809) (9,924,924)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                   16,330,360   (813,666)


---------------------
60

                                                   NOTES TO FINANCIAL STATEMENTS

                                                    GROWTH AND INCOME FUND
                                     -------------------------------------
                                         FOR THE
                                            NINE
                                          MONTHS      FOR THE      FOR THE
                                           ENDED   YEAR ENDED   YEAR ENDED
                                       SEPT. 30,     DEC. 31,     DEC. 31,
                                        1996 (1)         1995         1994
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A               5,108,374    3,775,466    2,805,058
  Shares issued in reinvestment of
    dividends -- Class A               1,005,634      726,595      145,120
  Shares redeemed -- Class A          (2,246,108)  (2,208,631)  (2,509,634)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                3,867,900    2,293,430      440,544
  Shares sold -- Class B                 653,910      386,746            0
  Shares issued in reinvestment of
    dividends -- Class B                  69,929       14,982            0
  Shares redeemed -- Class B             (97,407)     (20,798)           0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                  626,432      380,930            0
  Shares sold -- Institutional
    Class                                897,195          N/A          N/A
  Shares issued in reinvestment of
    dividends -- Institutional
    Class                                      0          N/A          N/A
  Shares redeemed -- Institutional
    Class                                (16,307)         N/A          N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS      880,888          N/A          N/A

(1) "SHARES SOLD" INCLUDES 36,809 FOR CLASS A AND 865,446 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND.

                                                                           SMALL CAP
                                                                                FUND
                                                                       -------------
                                                                           SEPT. 16,
                                                                                1996
                                                                       (COMMENCEMENT
                                                                                  OF
                                                                         OPERATIONS)
                                                                                  TO
                                                                           SEPT. 30,
                                                                                1996
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                                      4,273
  Shares issued in reinvestment of dividends -- Class A                           0
  Shares redeemed -- Class A                                                      0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A                      4,273
  Shares sold -- Class B                                                          1
  Shares issued in reinvestment of dividends -- Class B                           0
  Shares redeemed -- Class B                                                      0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS B                          1
  Shares sold -- Institutional Class                                      1,096,256
  Shares issued in reinvestment of dividends -- Institutional Class               0
  Shares redeemed -- Institutional Class                                     (2,487)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- INSTITUTIONAL CLASS      1,093,769

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

5. REORGANIZATION OF WELLS FARGO INVESTMENT TRUST FOR RETIREMENT PROGRAMS

At special meetings held on December 31, 1991, unitholders owning a majority of the outstanding units of each of the Wells Fargo Investment Trust for Retirement Programs Funds (the "Trust") as of the close of business on November 8, 1991, approved an Agreement and Plan of Reorganization (the "Agreement") among the Trust, for itself and on behalf of each of the six funds comprising the Trust (each a "Predecessor Fund"),the Company, Stephens, and Wells Fargo in its capacity as the Trustee of the Trust, and in its individual capacity.

The Agreement provided, among other things, for the transfer of the assets of each Predecessor Fund to a corresponding series of Stagecoach (each a "Stagecoach Fund"). The Agreement provided that in consideration thereof, each Stagecoach Fund would assume certain identified liabilities of the corresponding Predecessor Fund and would deliver to the corresponding Predecessor Fund the number of full and fractional shares of common stock of the Stagecoach Fund having an aggregate net asset value equivalent to the aggregate net asset value of the assets transferred to the Stagecoach Fund by the corresponding Predecessor Fund (collectively, the "Reorganization").

On January 1, 1992, the Reorganizations closed, and each Predecessor Fund made a pro rata liquidating distribution to its unitholders of the shares of the corresponding Stagecoach Fund it had received.

All of the expenses connected with the Reorganizations were paid by Wells Fargo or Stephens.

All information contained in this Annual Report which reflects financial data on the Growth and Income Fund for periods prior to 1992 refers to the corresponding Predecessor Fund.

6. REORGANIZATION OF SMALL CAP FUND

The Small Cap Master Portfolio is the successor to certain assets of the Small Capitalization Growth Fund for Employee Retirement Plans, a collective investment fund (the "Collective Investment Fund"). The Collective Investment Fund was a private, non-registered investment fund previously managed by Wells Fargo. Immediately prior to the commencement of the Small Cap Fund's operations, the assets of the Collective Investment Fund were purchased by the Small Cap Master Portfolio and the Collective Investment Fund redeemed all of its outstanding interests and ceased operating as a trust. The Small Cap Master Portfolio manages its investments in a manner identical in all material respects to the operation of the Collective Investment Fund.

---------------------
62

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Balanced Fund, Equity Value Fund and Growth and Income Fund, and the statement of assets and liabilities of the Small Cap Fund (four of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations for the Growth and Income Fund for the nine months ended September 30, 1996, and the year ended December 31, 1995, the Balanced Fund and Equity Value Fund for the year ended September 30, 1996, and the Small Cap Fund for the period from September 16, 1996, (commencement of operations) to September 30, 1996, the statements of changes in net assets for the Growth and Income Fund for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, the Balanced Fund and Equity Value Fund for the year ended September 30, 1996, and the Small Cap Fund for the period from September 16, 1996, (commencement of operations) to September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Balanced Fund and Equity Value Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and November 22, 1994 expressed unqualified opinions on this information. For Growth and Income Fund, all periods indicated in the accompanying financial highlights ending prior to January 1, 1992 were audited by other auditors whose report dated February 19, 1992, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

-----------------
PROXY VOTING RESULTS
PROPOSAL 1.

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which are substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates are unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA BALANCED FUND

FOR            AGAINST    ABSTAIN
---------------------------------
  5,506,723     39,554    178,541

  PACIFICA EQUITY VALUE FUND

FOR            AGAINST    ABSTAIN
---------------------------------
 12,489,733     67,916     48,489

  PACIFICA GROWTH FUND

FOR            AGAINST    ABSTAIN
---------------------------------
    807,900      1,514        613

PROPOSAL 2.

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of specific Pacifica Value Funds to corresponding Funds of Stagecoach Funds, Inc., in exchange for shares of the designated classes of Stagecoach Funds.

  PACIFICA BALANCED FUND

FOR            AGAINST    ABSTAIN
---------------------------------
  5,495,631     41,424    187,763

  PACIFICA EQUITY VALUE FUND

FOR            AGAINST    ABSTAIN
---------------------------------
 12,488,189     66,059     51,890

  PACIFICA GROWTH FUND

FOR            AGAINST    ABSTAIN
---------------------------------
    807,534      1,880    810,027

---------------------
64

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                SMALL CAP
                                                   MASTER
                                             PORTFOLIO (1)
---------------------------------------------------------
ASSETS
Investments:
  In securities, at market value (see
    cost below)                              $ 26,335,242
Cash                                                1,876
Receivables:
  Dividends and interest                            4,205
  Fund shares sold                                 89,500
  Investment securities sold                    1,069,064
Other                                               5,480
TOTAL ASSETS                                 $ 27,505,367
LIABILITIES
Cash overdraft due to custodian (Note 2)                0
Payables:
  Investment securities purchased               1,198,731
  Distribution to beneficial interest
    holders                                             0
  Fund shares redeemed                                  0
  Due to Advisor (Note 2)                           7,301
  Other                                             3,073
TOTAL LIABILITIES                               1,209,105
TOTAL NET ASSETS                             $ 26,296,262
INVESTMENTS AT COST                          $ 25,842,612
---------------------------------------------------------

(1)  THIS MASTER PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS

                                                SMALL
                                                  CAP
                                               MASTER
                                             PORTFOLIO
                                             --------
                                                 FROM
                                                SEPT.
                                             16, 1996
                                             (COMMENCEMENT
                                                   OF
                                             OPERATIONS)
                                             TO SEPT.
                                             30, 1996
-----------------------------------------------------
INVESTMENT INCOME
  Dividends                                  $    390
  Interest                                      4,504
TOTAL INVESTMENT INCOME                         4,894
EXPENSES (NOTE 2)
  Advisory fees                                 6,129
  Custody fees                                    375
  Portfolio accounting fees                       797
  Legal and Audit fees                          2,664
  Other                                           410
TOTAL EXPENSES                                 10,375
NET INVESTMENT INCOME (LOSS)                   (5,481)

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                60,298
  Net change in unrealized appreciation
    (depreciation) of investments             492,630
NET GAIN (LOSS) ON INVESTMENTS                552,928
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $547,447
-----------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
66

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                SMALL CAP
                                                   MASTER
                                                PORTFOLIO
                                             ------------
                                               FROM SEPT.
                                                 16, 1996
                                             (COMMENCEMENT
                                                       OF
                                              OPERATIONS)
                                                       TO
                                                SEPT. 30,
                                                     1996
---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $     (5,481)
  Net realized gain (loss) on sale of
    investments                                    60,298
  Net change in unrealized appreciation
    (depreciation) of investments                 492,630
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        547,447
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                  25,748,815
INCREASE (DECREASE) IN NET ASSETS              26,296,262

NET ASSETS:
ENDING NET ASSETS                            $ 26,296,262
---------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $197,709,375 AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO "MASTER-FEEDER" STRUCTURE.

                                                           ---------------------

MASTER INVESTMENT TRUST - SEPTEMBER 30, 1996

-------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

The Small Cap Master Portfolio (the "Master Portfolio") is a series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financial statements represent only the Small Cap Master Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Master Portfolio's investments include equities, fixed-, variable- and floating-rate instruments. Investments in securities for which the primary market is a national securities exchange or the Nasdaq National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the stated mean between the last reported bid and ask prices. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, excluding debt securities maturing in 60 days or less, are valued at the most recent bid prices, or if such prices are not readily available, at fair value as determined in accordance with procedures adopted by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered.

---------------------
68

                                    MASTER INVESTMENT TRUST - SEPTEMBER 30, 1996
Bond discounts and premiums are amortized as required by the Internal Revenue Code.

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of the Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contracts with WFB on behalf of the Master Portfolio. Pursuant to the contract, WFB furnishes investment guidance and policy direction in connection with daily portfolio management of the Master Portfolio. Under the contract, WFB is entitled to receive a monthly advisory fee at an annual rate 0.60% of the Master Portfolio's average daily net assets.

The Trust has also entered into a contract with WFB whereby WFB has agreed to provide custody services for the Master Portfolio. For providing these services, WFB is entitled to be compensated for custody services based on a rate of 0.0167% of the average daily net assets of the Master Portfolio.

                                                           ---------------------

MASTER INVESTMENT TRUST - SEPTEMBER 30, 1996

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments exclusive of securities with maturities of one year or less at purchase Master Portfolio, for the period from September 16, 1996 (commencement of operations) to September 30, 1996, were as follows:

                                                                   SMALL CAP
AGGREGATE PURCHASES                                                   MASTER
  AND SALES OF:                                                    PORTFOLIO
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                                                $           0
  Sales proceeds                                                                               0
OTHER LONG-TERM SECURITIES:
  Purchases at cost                                                                   24,996,255
  Sales proceeds                                                                       2,248,448

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rate, excluding securities with maturities of one year or less at purchase date, and average commission rate paid for each Master Portfolio for the period from September 16, 1996 (commencement of operations) to September 30, 1996 are as follows:

                                                                                       SMALL CAP
                                                                                          MASTER
                                                                                       PORTFOLIO
------------------------------------------------------------------------------------------------
Portfolio Turnover                                                                           10%
Average Commission Rate Paid                                                             $0.0800

---------------------
70

                                                    INDEPENDENT AUDITORS' REPORT
TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Small Cap Master Portfolio (one of the master portfolios comprising Master Investment Trust) as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the period from September 16, 1996 (commencement of operations) to September 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Master Portfolio of Master Investment Trust as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the period from September 16, 1996 (commencement of operations) to September 30, 1996 in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
72

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                                                           ---------------------

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---------------------
74

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                                                           ---------------------

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---------------------
76

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC0552 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds